UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-00945

                                                 Virtus Equity Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.5%
Consumer Discretionary—10.9%
Big Lots, Inc.	76,870	$3,713
Hanesbrands, Inc.	44,270	1,025
Mattel, Inc.	140,570	3,027
Target Corp.	101,320	5,298
TJX Cos., Inc. (The)	83,780	6,046

		19,109

Consumer Staples—11.4%
Conagra Brands, Inc.	232,020	8,297
Koninklijke Ahold Delhaize N.V. Sponsored ADR	296,126	5,668
Lamb Weston Holdings, Inc.	140,180	6,173

		20,138

Energy—10.2%
Devon Energy Corp.	130,240	4,164
Occidental Petroleum Corp.	117,460	7,032
ONEOK, Inc.	130,170	6,790

		17,986

Health Care—2.7%
Perrigo Co., plc	63,640	4,806

Industrials—25.2%
Arconic, Inc.	163,110	3,694
Emerson Electric Co.	61,029	3,639
HD Supply Holdings, Inc.(2)	154,360	4,728
Johnson Controls International plc	166,603	7,224
Owens Corning	89,740	6,005
Raytheon Co.	45,710	7,381
Republic Services, Inc.	107,612	6,858
USG Corp.(2)	165,400	4,800

		44,329

Materials—30.3%
Allegheny Technologies, Inc.(3)	273,370	4,650
Ball Corp.	150,820	6,366
Crown Holdings, Inc.(2)	123,300	7,356
Dow Chemical Co. (The)	104,880	6,615
FMC Corp.	72,890	5,325
International Paper Co.	116,016	6,568
Owens-Illinois, Inc.(2)	418,460	10,009
Sealed Air Corp.	142,870	6,395

		53,284

	SHARES	VALUE
Real Estate—4.5%
GGP, Inc.	75,790	$1,785
Weyerhaeuser Co.	183,720	6,155

		7,940

Utilities—4.3%
Dominion Energy, Inc.	98,200	7,525

TOTAL COMMON STOCKS (Identified Cost $111,886)		175,117

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $111,886)		175,117

SECURITIES LENDING COLLATERAL—2.7%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(4)(5)	4,735,500	4,736

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $4,736)		4,736

TOTAL INVESTMENTS—102.2% (Identified Cost $116,622)		179,853	(1)
Other assets and liabilities, net—(2.2)%		(3,864)

NET ASSETS—100.0%		$175,989

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS CONTRARIAN VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	93%
Ireland	4
Netherlands	3

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$175,117	$175,117
Securities Lending Collateral	4,736	4,736

Total Investments	$179,853	$179,853

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—25.6%
Amazon.com, Inc.(2)	20,732	$20,069
Ctrip.com International Ltd. ADR(2)	133,610	7,196
Home Depot, Inc. (The)	60,935	9,347
Las Vegas Sands Corp.	224,333	14,333
Netflix, Inc.(2)	72,400	10,817
NIKE, Inc. Class B	164,610	9,712
Priceline Group, Inc. (The)(2)	8,576	16,042
Ross Stores, Inc.	162,546	9,384
Starbucks Corp.	260,851	15,210
Walt Disney Co. (The)	37,160	3,948

		116,058

Consumer Staples—7.6%
Costco Wholesale Corp.	37,307	5,967
Monster Beverage Corp.(2)	312,723	15,536
Philip Morris International, Inc.	110,867	13,021

		34,524

Energy—4.5%
Cabot Oil & Gas Corp.	159,471	4,000
Core Laboratories N.V.(3)	54,779	5,547
Pioneer Natural Resources Co.	45,950	7,333
Schlumberger Ltd.	49,805	3,279

		20,159

Financials—4.7%
Bank of America Corp.	515,470	12,505
Charles Schwab Corp. (The)	153,528	6,596
MarketAxess Holdings, Inc.	12,000	2,413

		21,514

Health Care—11.2%
BioMarin Pharmaceutical, Inc.(2)	81,406	7,393
Celgene Corp.(2)	119,072	15,464
Danaher Corp.	83,372	7,036
HealthEquity, Inc.(2)	104,180	5,191
Illumina, Inc.(2)	36,930	6,408
Zoetis, Inc.	149,257	9,311

		50,803

Industrials—5.1%
Rockwell Automation, Inc.	26,570	4,303
Roper Technologies, Inc.	39,019	9,034

	SHARES	VALUE
Industrials—(continued)
Union Pacific Corp.	47,280	$5,149
Westinghouse Air Brake Technologies Corporation	50,000	4,575

		23,061

Information Technology—39.4%
Accenture plc Class A	58,348	7,216
Activision Blizzard, Inc.	139,390	8,025
Alibaba Group Holding Ltd. Sponsored ADR(2)	177,920	25,069
Alphabet, Inc. Class A(2)	13,617	12,659
Amphenol Corp. Class A	177,518	13,104
CoStar Group, Inc.(2)	24,471	6,451
Facebook, Inc. Class A(2)	306,900	46,336
Gartner, Inc.(2)	46,130	5,697
NVIDIA Corp.	66,290	9,583
Paycom Software, Inc.(2)	112,802	7,717
Visa, Inc. Class A	178,694	16,758
Workday, Inc. Class A(2)	101,441	9,840
Yandex N.V. Class A(2)	371,794	9,756

		178,211

Materials—1.8%
Ecolab, Inc.	60,766	8,067

TOTAL COMMON STOCKS (Identified Cost $255,298)		452,397

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $255,298)		452,397

SECURITIES LENDING COLLATERAL—1.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(4)(5)	5,338,337	5,338

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $5,338)		5,338

TOTAL INVESTMENTS— 101.1% (Identified Cost $260,636)		457,735	(1)
Other assets and liabilities, net—(1.1)%		(5,043)

NET ASSETS—100.0%		$452,692

Abbreviation:

ADR	American Depositary Receipt

See Notes to Schedules of Investments

1

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR CAPITAL GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	91%
China	7
Russia	2

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$452,397	$452,397
Securities Lending Collateral	5,338	5,338

Total Investments	$457,735	$457,735

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%
Consumer Discretionary—9.0%
Compass Group plc Sponsored ADR	29,529	$634
Las Vegas Sands Corp.	35,190	2,248
Leggett & Platt, Inc.	21,750	1,143
Meredith Corp.	20,290	1,206

		5,231

Consumer Staples—10.4%
Altria Group, Inc.	36,470	2,716
British American Tobacco plc Sponsored ADR(2)	12,600	864
Imperial Brands plc Sponsored ADR	32,000	1,464
Kimberly-Clark Corp.	3,680	475
Unilever plc Sponsored ADR	9,120	493

		6,012

Energy—8.5%
Royal Dutch Shell plc Class B Sponsored ADR(2)	40,920	2,227
TOTAL S.A. Sponsored ADR	25,920	1,286
Vermilion Energy, Inc.	44,560	1,414

		4,927

Financials—18.9%
Bank of Hawaii Corp.	10,040	833
CI Financial Corp.	44,590	952
Cincinnati Financial Corp.	7,953	576
HSBC Holdings plc Sponsored ADR(2)	41,420	1,922
Royal Bank of Canada	25,820	1,872
SCOR SE Sponsored ADR	613,700	2,479
Zurich Insurance Group AG ADR	79,880	2,327

		10,961

Health Care—10.1%
AstraZeneca plc Sponsored ADR	52,160	1,778
Coloplast A/S ADR	76,260	639
GlaxoSmithKline plc Sponsored ADR	47,650	2,055
Sonic Healthcare Ltd. ADR	49,960	930
Takeda Pharmaceutical Co., Ltd. Sponsored ADR	17,820	453

		5,855

Industrials—4.7%
BAE Systems plc Sponsored ADR(2)	46,280	1,552

	SHARES	VALUE
Industrials—(continued)
Waste Management, Inc.	16,460	$1,208

		2,760

Information Technology—5.1%
Analog Devices, Inc.	9,250	720
Cisco Systems, Inc.	28,550	893
Microchip Technology, Inc.	9,060	699
Paychex, Inc.	11,220	639

		2,951

Materials—2.8%
BASF SE Sponsored ADR	8,730	814
RPM International, Inc.	14,610	797

		1,611

Real Estate—8.5%
Crown Castle International Corp.	18,860	1,889
Lamar Advertising Co. Class A	20,310	1,495
Realty Income Corp.	28,650	1,581

		4,965

Telecommunication Services—10.3%
AT&T, Inc.	47,739	1,801
BCE, Inc.	43,080	1,940
Vodafone Group plc Sponsored ADR	78,230	2,248

		5,989

Utilities—9.8%
National Grid plc Sponsored ADR	30,418	1,911
PPL Corp.	62,060	2,399
WEC Energy Group, Inc.	22,110	1,357

		5,667

TOTAL COMMON STOCKS (Identified Cost $53,650)		56,929

TOTAL LONG TERM INVESTMENTS—98.1% (Identified Cost $53,650)		56,929

SECURITIES LENDING COLLATERAL—6.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(3)(4)	3,522,470	$3,522

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,522)		3,522

See Notes to Schedules of Investments

1

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	VALUE
TOTAL INVESTMENTS—104.2% (Identified Cost $57,172)	$60,451	(1)
Other assets and liabilities, net—(4.2)%	(2,458)

NET ASSETS—100.0%	$57,993

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion of security is on loan.
(3)	Represents security purchased with cash collateral received for securities on loan.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR GLOBAL QUALITY DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	47%
United Kingdom	28
Canada	10
France	6
Switzerland	4
Australia	2
Germany	1
Other	2

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$56,929	$56,929
Securities Lending Collateral	3,522	3,522

Total Investments	$60,451	$60,451

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR MID-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%
Consumer Discretionary—7.8%
Ross Stores, Inc.	40,504	$2,338
Tractor Supply Co.	53,500	2,900
Wynn Resorts Ltd.	19,622	2,632

		7,870

Consumer Staples—7.0%
Church & Dwight Co., Inc.	39,048	2,026
Monster Beverage Corp.(2)	102,749	5,104

		7,130

Energy—2.2%
Core Laboratories N.V.(3)	21,545	2,182

Financials—13.5%
Bank of The Ozarks, Inc.	78,750	3,691
First Financial Bankshares, Inc.(3)	50,365	2,226
Moody’s Corp.	17,225	2,096
RLI Corp.	32,309	1,765
Signature Bank(2)	27,454	3,940

		13,718

Health Care—18.4%
Cooper Cos., Inc. (The)	16,098	3,854
DENTSPLY SIRONA, Inc.	39,643	2,571
Globus Medical, Inc. Class A(2)	167,310	5,546
West Pharmaceutical Services, Inc.	23,700	2,240
Zoetis, Inc.	71,124	4,437

		18,648

Industrials—23.5%
AMETEK, Inc.	84,850	5,139
Equifax, Inc.	16,029	2,203
Exponent, Inc.	45,540	2,655
Graco, Inc.	33,105	3,618
Lennox International, Inc.	11,370	2,088
Nordson Corp.	30,537	3,705
WABCO Holdings, Inc.(2)	34,055	4,342

		23,750

Information Technology—18.3%
Amphenol Corp. Class A	55,033	4,062
Aspen Technology, Inc.(2)	68,942	3,810
Broadridge Financial Solutions, Inc.	45,510	3,439

	SHARES	VALUE
Information Technology—(continued)
Intuit, Inc.	24,081	$3,198
Skyworks Solutions, Inc.	41,510	3,983

		18,492

Materials—4.4%
Axalta Coating Systems Ltd.(2)	68,900	2,207
International Flavors & Fragrances, Inc.	16,939	2,287

		4,494

TOTAL COMMON STOCKS (Identified Cost $80,598)		96,284

TOTAL LONG TERM INVESTMENTS—95.1% (Identified Cost $80,598)		96,284

SHORT-TERM INVESTMENT—5.2%
Money Market Mutual Fund—5.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(5)	5,288,682	5,289

TOTAL SHORT-TERM INVESTMENT (Identified Cost $5,289)		5,289

SECURITIES LENDING COLLATERAL—3.2%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(4)(5)	3,219,795	3,220

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $3,220)		3,220

TOTAL INVESTMENTS—103.5% (Identified Cost $89,107)		104,793	(1)
Other assets and liabilities, net—(3.5)%		(3,556)

NET ASSETS—100.0%		$101,237

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$96,284	$96,284
Securities Lending Collateral	3,220	3,220
Short-Term Investment	5,289	5,289

Total Investments	$104,793	$104,793

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.3%
Consumer Discretionary—26.0%
Ctrip.com International Ltd. ADR(2)	40,565	$2,185
Domino’s Pizza, Inc.	19,625	4,151
Expedia, Inc.	11,731	1,748
MercadoLibre, Inc.	18,265	4,582
Netflix, Inc.(2)	24,030	3,590
Pool Corp.	25,415	2,988
Ross Stores, Inc.	29,695	1,714
Wynn Resorts Ltd.	23,170	3,108

		24,066

Consumer Staples—7.8%
Brown-Forman Corp. Class B	41,460	2,015
McCormick & Co., Inc.	14,840	1,447
Monster Beverage Corp.(2)	76,030	3,777

		7,239

Energy—3.2%
Cabot Oil & Gas Corp.	57,915	1,453
Core Laboratories N.V.(3)	14,470	1,465

		2,918

Financials—8.1%
Financial Engines, Inc.	33,525	1,227
MarketAxess Holdings, Inc.	18,510	3,722
Northern Trust Corp.	17,890	1,739
Vantiv, Inc. Class A(2)	13,430	851

		7,539

Health Care—12.7%
BioMarin Pharmaceutical, Inc.(2)	17,380	1,578
DENTSPLY SIRONA, Inc.	18,525	1,201
Diplomat Pharmacy, Inc.(2)	76,630	1,134
HealthEquity, Inc.(2)	59,400	2,960
Illumina, Inc.(2)	8,155	1,415
Kite Pharma, Inc.(2)(3)	14,330	1,486
Zoetis, Inc.	32,010	1,997

		11,771

Industrials—9.2%
Kansas City Southern	13,460	1,408
Middleby Corp. (The)(2)	14,760	1,793
MSC Industrial Direct Co., Inc. Class A	15,155	1,303
Rockwell Automation, Inc.	8,260	1,338

	SHARES	VALUE
Industrials—(continued)
Roper Technologies, Inc.	7,760	$1,797
Westinghouse Air Brake Technologies Corporation(3)	10,030	918

		8,557

Information Technology—29.9%
Amphenol Corp. Class A	40,005	2,953
Appian Corp.(2)(3)	27,520	500
Autohome, Inc. ADR(2)(3)	48,630	2,206
CoStar Group, Inc.(2)	5,640	1,487
Ellie Mae, Inc.(2)	36,170	3,975
Fair Isaac Corp.	10,460	1,458
FleetCor Technologies, Inc.(2)	8,550	1,233
Gartner, Inc.(2)	23,885	2,950
MuleSoft, Inc. Class A(2)(3)	40,398	1,008
Okta, Inc.(2)(3)	44,775	1,021
Paycom Software, Inc.(2)	31,680	2,167
Teradyne, Inc.	28,420	854
Workday, Inc. Class A(2)	24,430	2,370
Yandex N.V. Class A(2)	86,175	2,261
Yelp, Inc.(2)	41,150	1,235

		27,678

Materials—1.4%
Ball Corp.	31,340	1,323

TOTAL COMMON STOCKS (Identified Cost $55,365)		91,091

TOTAL LONG TERM INVESTMENTS—98.3% (Identified Cost $55,365)		91,091

SECURITIES LENDING COLLATERAL—8.1%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(4)(5)	7,530,194	7,530

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $7,530)		7,530

TOTAL INVESTMENTS—106.4% (Identified Cost $62,895)		98,621	(1)
Other assets and liabilities, net—(6.4)%		(5,957)

NET ASSETS—100.0%		$92,664

See Notes to Schedules of Investments

1

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

Abbreviation:

ADR    American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

2

VIRTUS KAR MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	93%
China	5
Russia	2

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$91,091	$91,091
Securities Lending Collateral	7,530	7,530

Total Investments	$98,621	$98,621

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.4%
Consumer Discretionary—11.7%
Fox Factory Holding Corp.(2)	569,837	$20,286
NVR, Inc.(2)	7,136	17,202
Polaris Industries, Inc.(3)	151,090	13,935
Pool Corp.	93,700	11,017

		62,440

Consumer Staples—2.6%
PriceSmart, Inc.	156,700	13,727

Energy—4.1%
Core Laboratories N.V.(3)	77,700	7,868
Dril-Quip, Inc.(2)	283,600	13,840

		21,708

Financials—15.8%
Artisan Partners Asset Management, Inc. Class A	453,200	13,913
FactSet Research Systems, Inc.	99,740	16,575
MarketAxess Holdings, Inc.	98,732	19,855
Primerica, Inc.	351,100	26,596
RLI Corp.	136,708	7,467

		84,406

Health Care—3.9%
Abaxis, Inc.	390,400	20,699

Industrials—29.5%
Copart, Inc.(2)	798,300	25,378
Donaldson Co., Inc.	277,100	12,619
Graco, Inc.	176,800	19,321
Old Dominion Freight Line, Inc.	243,530	23,194
RBC Bearings, Inc.(2)	146,648	14,923
Teledyne Technologies, Inc.(2)	185,600	23,692
Toro Co. (The)	183,680	12,727
WABCO Holdings, Inc.(2)	199,250	25,406

		157,260

Information Technology—20.2%
Aspen Technology, Inc.(2)	359,800	19,883
Autohome, Inc. ADR(2)(3)	842,210	38,203
CDW Corp.	457,800	28,626
Jack Henry & Associates, Inc.	127,100	13,202

	SHARES	VALUE
Information Technology—(continued)
Manhattan Associates, Inc.(2)	166,220	$7,988

		107,902

Materials—1.9%
AptarGroup, Inc.	119,900	10,415

Real Estate—3.7%
HFF, Inc. Class A	569,000	19,784

TOTAL COMMON STOCKS (Identified Cost $352,140)		498,341

TOTAL LONG TERM INVESTMENTS—93.4% (Identified Cost $352,140)		498,341

SHORT-TERM INVESTMENT—4.0%
Money Market Mutual Fund—4.0%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(5)	21,473,159	21,473

TOTAL SHORT-TERM INVESTMENT (Identified Cost $21,473)		21,473

SECURITIES LENDING COLLATERAL— 9.3%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(4)(5)	49,789,278	49,789

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $49,789)		49,789

TOTAL INVESTMENTS—106.7% (Identified Cost $423,402)		569,603	(1)
Other assets and liabilities, net—(6.7)%		(35,716)

NET ASSETS—100.0%		$533,887

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP CORE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	93%
China	7

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$498,341	$498,341
Securities Lending Collateral	49,789	49,789
Short-Term Investment	21,473	21,473

Total Investments	$569,603	$569,603

There	are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There	were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—85.3%
Consumer Discretionary—17.5%
Emerald Expositions Events, Inc.	93,569	$2,049
Fox Factory Holding Corp.(2)	1,827,878	65,073
MercadoLibre, Inc.	167,300	41,972
Ollie’s Bargain Outlet Holdings, Inc.(2)	1,687,300	71,879

		180,973

Consumer Staples—6.7%
Chefs’ Warehouse, Inc. (The)(2)	2,815,700	36,604
PriceSmart, Inc.	372,500	32,631

		69,235

Financials—13.7%
FactSet Research Systems, Inc.	173,650	28,857
Financial Engines, Inc.	254,551	9,317
Interactive Brokers Group, Inc. Class A	1,287,200	48,167
MarketAxess Holdings, Inc.	153,600	30,889
Morningstar, Inc.	318,782	24,973

		142,203

Health Care—7.6%
Abaxis, Inc.	734,704	38,954
National Research Corp. Class A	1,484,034	39,920

		78,874

Industrials—17.9%
AAON, Inc.	683,100	25,172
Copart, Inc.(2)	1,199,500	38,132
HEICO Corp. Class A	773,666	48,006
Old Dominion Freight Line, Inc.	487,900	46,468
Omega Flex, Inc.	431,648	27,798

		185,576

Information Technology—21.9%
ANSYS, Inc.(2)	220,000	26,770
Aspen Technology, Inc.(2)	679,000	37,522
Autohome, Inc. ADR(2)(3)	1,545,000	70,081
Ellie Mae, Inc.(2)	294,050	32,319
Mesa Laboratories, Inc.	47,100	6,750
NVE Corp.	483,690	37,244
Paycom Software, Inc.(2)	228,100	15,604

		226,290

TOTAL COMMON STOCKS (Identified Cost $679,496)		883,151

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—85.3% (Identified Cost $679,496)		$883,151

SHORT-TERM INVESTMENT—13.1%
Money Market Mutual Fund—13.1%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(5)	135,697,136	135,697

TOTAL SHORT-TERM INVESTMENT (Identified Cost $135,697)		135,697

SECURITIES LENDING COLLATERAL—4.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) – Institutional Shares (seven-day effective yield 1.160%)(4)(5)	50,198,809	50,199

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $50,199)		50,199

TOTAL INVESTMENTS—103.2% (Identified Cost $865,392)		1,069,047	(1)
Other assets and liabilities, net—(3.2)%		(33,624)

NET ASSETS—100.0%		$1,035,423

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.
(5)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

VIRTUS KAR SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	93%
China	7

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$883,151	$883,151
Securities Lending Collateral	50,199	50,199
Short-Term Investment	135,697	135,697

Total Investments	$1,069,047	$1,069,047

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS KAR SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.0%
Consumer Discretionary—13.3%
Cheesecake Factory, Inc. (The)	207,700	$10,447
Cinemark Holdings, Inc.	357,800	13,901
Sally Beauty Holdings, Inc.(2)	482,000	9,760
Thor Industries, Inc.	141,200	14,758

		48,866

Consumer Staples—6.4%
National Beverage Corp.	173,004	16,186
WD-40 Co.	67,654	7,466

		23,652

Energy—3.3%
Core Laboratories N.V.	117,600	11,909

Financials—14.3%
Artisan Partners Asset Management, Inc. Class A	291,900	8,961
Bank of Hawaii Corp.	181,660	15,072
First Financial Bankshares, Inc.	221,260	9,780
Primerica, Inc.	131,163	9,936
RLI Corp.	161,312	8,811

		52,560

Health Care—6.0%
Anika Therapeutics, Inc.(2)	215,753	10,645
Patterson Cos., Inc.	245,900	11,545

		22,190

Industrials—21.4%
Graco, Inc.	128,746	14,069
Landstar System, Inc.	114,928	9,838
Lincoln Electric Holdings, Inc.	93,910	8,648
RBC Bearings, Inc.(2)	132,500	13,483
SiteOne Landscape Supply, Inc.(2)	277,960	14,471
Sun Hydraulics Corp.	143,590	6,127
Watsco, Inc.	78,933	12,172

		78,808

Information Technology—20.5%
American Software, Inc. Class A	459,391	4,727
Badger Meter, Inc.	309,634	12,339
Cabot Microelectronics Corp.	122,910	9,074
Cass Information Systems, Inc.	201,119	13,201

	SHARES	VALUE
Information Technology—(continued)
Cognex Corp.	86,786	$7,368
Jack Henry & Associates, Inc.	125,700	13,057
Manhattan Associates, Inc.(2)	128,284	6,165
Monotype Imaging Holdings, Inc.	532,599	9,747

		75,678

Materials—3.3%
Scotts Miracle-Gro Co. (The)	136,910	12,248

Real Estate—7.5%
HFF, Inc. Class A	329,900	11,471
RE/MAX Holdings, Inc. Class A	290,620	16,289

		27,760

TOTAL COMMON STOCKS (Identified Cost $254,068)		353,671

TOTAL LONG TERM INVESTMENTS—96.0% (Identified Cost $254,068)		353,671

SHORT-TERM INVESTMENT—3.2%
Money Market Mutual Fund—3.2%
JPMorgan U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 0.860%)(3)	11,978,585	11,979

TOTAL SHORT-TERM INVESTMENT (Identified Cost $11,979)		11,979

TOTAL INVESTMENTS—99.2% (Identified Cost $266,047)		365,650	(1)
Other assets and liabilities, net—0.8%		3,096

NET ASSETS—100.0%		$368,746

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.

See Notes to Schedules of Investments

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$353,671	$353,671
Short-Term Investment	11,979	11,979

Total Investments	$365,650	$365,650

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.1%
Consumer Discretionary—12.0%
Advance Auto Parts, Inc.	589	$69
Amazon.com, Inc.(2)(3)	3,215	3,112
AutoNation, Inc.(2)	516	22
AutoZone, Inc.(2)	229	131
Bed Bath & Beyond, Inc.	1,185	36
Best Buy Co., Inc.	2,144	123
BorgWarner, Inc.	1,598	68
CarMax, Inc.(2)	1,485	94
Carnival Corp.	3,379	222
CBS Corp. Class B	3,022	193
Charter Communications, Inc. Class A(2)	1,738	585
Chipotle Mexican Grill, Inc.(2)	227	94
Coach, Inc.	2,256	107
Comcast Corp. Class A(3)	38,703	1,506
Darden Restaurants, Inc.	989	89
Delphi Automotive plc	2,163	190
Discovery Communications, Inc. Class A(2)	1,223	32
Discovery Communications, Inc. Class C(2)	1,725	43
DISH Network Corp. Class A(2)	1,874	118
Dollar General Corp.	2,039	147
Dollar Tree, Inc.(2)	1,885	132
Expedia, Inc.	978	146
Foot Locker, Inc.	1,052	52
Ford Motor Co.(3)	30,962	346
Gap, Inc. (The)	1,771	39
Garmin Ltd.	917	47
General Motors Co.(3)	10,805	377
Genuine Parts Co.	1,191	110
Goodyear Tire & Rubber Co. (The)	2,014	70
H&R Block, Inc.	1,648	51
Hanesbrands, Inc.	2,988	69
Harley-Davidson, Inc.	1,421	77
Hasbro, Inc.	901	100
Hilton Worldwide Holdings, Inc.	170	11
Home Depot, Inc. (The)(3)	9,767	1,498
Horton (D.R.), Inc.	2,746	95
Interpublic Group of Cos., Inc. (The)	3,165	78
Kohl’s Corp.	1,416	55
L Brands, Inc.	1,919	103
Leggett & Platt, Inc.	1,077	57
Lennar Corp. Class A	1,630	87

	SHARES	VALUE
Consumer Discretionary—(continued)
LKQ Corp.(2)	2,445	$81
Lowe’s Cos., Inc.(3)	6,939	538
Macy’s, Inc.	2,449	57
Marriott International, Inc. Class A	2,552	256
Mattel, Inc.	2,711	58
McDonald’s Corp.(3)	6,593	1,010
Michael Kors Holdings Ltd.(2)	1,294	47
Mohawk Industries, Inc.(2)	511	124
Netflix, Inc.(2)	3,517	525
Newell Brands, Inc.	3,881	208
News Corp. Class A	3,122	43
News Corp. Class B	979	14
NIKE, Inc. Class B(3)	10,545	622
Nordstrom, Inc.	909	43
O’Reilly Automotive, Inc.(2)	731	160
Omnicom Group, Inc.	1,879	156
Priceline Group, Inc. (The)(2)(3)	397	743
PulteGroup, Inc.	2,320	57
PVH Corp.	628	72
Ralph Lauren Corp.	444	33
Ross Stores, Inc.	3,176	183
Royal Caribbean Cruises Ltd.	1,356	148
Scripps Networks Interactive, Inc. Class A	771	53
Signet Jewelers Ltd.	544	34
Staples, Inc.	5,107	51
Starbucks Corp.(3)	11,770	686
Target Corp.(3)	4,433	232
TEGNA, Inc.	1,552	22
Tiffany & Co.	868	81
Time Warner, Inc.(3)	6,165	619
TJX Cos., Inc. (The)	5,211	376
Tractor Supply Co.	1,037	56
TripAdvisor, Inc.(2)	907	35
Twenty-First Century Fox, Inc. Class A(3)	8,364	237
Twenty-First Century Fox, Inc. Class B(3)	3,885	108
Ulta Salon Cosmetics & Fragrance, Inc.(2)	466	134
Under Armour, Inc. Class A(2)	1,484	32
Under Armour, Inc. Class C(2)	1,478	30
VF Corp.	2,634	152
Viacom, Inc. Class B	2,837	95
Walt Disney Co. (The)(3)	11,696	1,243
Whirlpool Corp.	594	114
Wyndham Worldwide Corp.	860	86

See Notes to Schedules of Investments

1

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Wynn Resorts Ltd.	651	$87
Yum! Brands, Inc.	2,703	199

		20,521

Consumer Staples—8.9%
Altria Group, Inc.(3)	15,628	1,164
Archer-Daniels-Midland Co.	4,659	193
Brown-Forman Corp. Class B	1,460	71
Campbell Soup Co.	1,619	84
Church & Dwight Co., Inc.	2,062	107
Clorox Co. (The)	1,068	142
Coca-Cola Co. (The)(3)	31,229	1,401
Colgate-Palmolive Co.(3)	7,173	532
Conagra Brands, Inc.	3,455	123
Constellation Brands, Inc. Class A	1,386	268
Costco Wholesale Corp.(3)	3,565	570
Coty, Inc. Class A	3,760	70
CVS Health Corp.(3)	8,324	670
Dr. Pepper Snapple Group, Inc.	1,513	138
Estee Lauder Cos., Inc. (The) Class A	1,828	175
General Mills, Inc.	4,777	265
Hershey Co. (The)	1,146	123
Hormel Foods Corp.	2,270	77
J.M. Smucker Co. (The)	964	114
Kellogg Co.	2,068	144
Kimberly-Clark Corp.	2,912	376
Kraft Heinz Co.(The)(3)	4,877	418
Kroger Co. (The)	7,516	175
McCormick & Co., Inc.	964	94
Molson Coors Brewing Co. Class B	1,532	132
Mondelez International, Inc. Class A(3)	12,366	534
Monster Beverage Corp.(2)	3,356	167
PepsiCo, Inc.(3)	11,020	1,273
Philip Morris International, Inc.(3)	12,598	1,480
Procter & Gamble Co. (The)(3)	20,731	1,807
Reynolds American, Inc.	6,771	440
Sysco Corp.	4,006	202
Tyson Foods, Inc. Class A	2,363	148
Wal-Mart Stores, Inc.(3)	12,125	918
Walgreens Boots Alliance, Inc.(3)	6,792	532
Whole Foods Market, Inc.	2,589	109

		15,236

	SHARES	VALUE
Energy—5.2%
Anadarko Petroleum Corp.	3,857	$175
Apache Corp.	2,695	129
Baker Hughes, Inc.	3,042	166
Cabot Oil & Gas Corp.	3,358	84
Chesapeake Energy Corp.(2)	5,343	26
Chevron Corp.(3)	13,554	1,414
Cimarex Energy Co.	672	63
Concho Resources, Inc.(2)	1,037	126
ConocoPhillips(3)	8,798	387
Devon Energy Corp.	3,591	115
EOG Resources, Inc.	4,075	369
EQT Corp.	1,243	73
Exxon Mobil Corp.(3)	30,015	2,423
Halliburton Co.(3)	6,128	262
Helmerich & Payne, Inc.	765	42
Hess Corp.	1,885	83
Kinder Morgan, Inc.(3)	13,747	263
Marathon Oil Corp.	5,934	70
Marathon Petroleum Corp.	3,833	201
Murphy Oil Corp.	1,116	29
National Oilwell Varco, Inc.	2,655	87
Newfield Exploration Co.(2)	1,371	39
Noble Energy, Inc.	3,193	90
Occidental Petroleum Corp.(3)	5,443	326
ONEOK, Inc.	1,486	77
Phillips 66	3,148	260
Pioneer Natural Resources Co.	1,190	190
Range Resources Corp.	1,306	30
Schlumberger Ltd.(3)	9,929	654
TechnipFMC plc(2)	3,341	91
Tesoro Corp.	847	79
Transocean Ltd.(2)	2,741	23
Valero Energy Corp.	3,242	219
Williams Cos., Inc. (The)	5,906	179

		8,844

Financials—12.6%
Affiliated Managers Group, Inc.	406	67
Aflac, Inc.	2,894	225
Allstate Corp. (The)(3)	2,624	232
American Express Co.(3)	5,425	457
American International Group, Inc.(3)	6,318	395
Ameriprise Financial, Inc.	1,105	141

See Notes to Schedules of Investments

2

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Aon plc	1,895	$252
Assurant, Inc.	401	42
Bank of America Corp.(3)	70,106	1,701
Bank of New York Mellon Corp. (The)(3)	7,360	375
BB&T Corp.	5,687	258
Berkshire Hathaway, Inc. Class B(2)(3)	13,616	2,306
BlackRock, Inc.(3)	880	372
Capital One Financial Corp.(3)	3,496	289
CBOE Holdings, Inc.	655	60
Charles Schwab Corp. (The)	8,643	371
Chubb Ltd.	3,347	487
Cincinnati Financial Corp.	1,075	78
Citigroup, Inc.(3)	19,222	1,285
Citizens Financial Group, Inc.	3,611	129
CME Group, Inc.	2,464	309
Comerica, Inc.	1,241	91
Discover Financial Services	2,765	172
E*Trade Financial Corp.(2)	1,962	75
Fifth Third Bancorp	5,250	136
Franklin Resources, Inc.	2,482	111
Gallagher (Arthur J.) & Co.	1,289	74
Goldman Sachs Group, Inc. (The)(3)	2,633	584
Hartford Financial Services Group, Inc. (The)	2,674	141
Huntington Bancshares, Inc.	7,610	103
Intercontinental Exchange, Inc.	4,279	282
Invesco Ltd.	2,910	102
JPMorgan Chase & Co.(3)	25,059	2,290
KeyCorp	7,513	141
Leucadia National Corp.	2,325	61
Lincoln National Corp.	1,591	107
Loews Corp.	1,977	92
M&T Bank Corp.	1,102	178
Marsh & McLennan Cos., Inc.	3,730	291
MetLife, Inc.(3)	7,676	422
Moody’s Corp.	1,196	145
Morgan Stanley(3)	10,160	453
Nasdaq, Inc.	823	59
Navient Corp.	2,082	35
Northern Trust Corp.	1,534	149
People’s United Financial, Inc.	2,438	43
PNC Financial Services Group, Inc. (The)	3,417	427
Principal Financial Group, Inc.	1,915	123
Progressive Corp. (The)	4,202	185

	SHARES	VALUE
Financials—(continued)
Prudential Financial, Inc.	3,041	$329
Raymond James Financial, Inc.	916	73
Regions Financial Corp.	8,246	121
S&P Global, Inc.	1,885	275
State Street Corp.	2,565	230
SunTrust Banks, Inc.	3,467	197
Synchrony Financial	5,543	165
T. Rowe Price Group, Inc.	1,764	131
Torchmark Corp.	788	60
Travelers Cos., Inc. (The)	2,022	256
U.S. Bancorp(3)	11,404	592
Unum Group	1,634	76
Wells Fargo & Co.(3)	31,384	1,739
Willis Towers Watson plc	915	133
XL Group Ltd.	1,896	83
Zions Bancorporation	1,410	62

		21,425

Health Care—14.1%
Abbott Laboratories(3)	13,464	654
AbbVie, Inc.(3)	12,740	924
Aetna, Inc.	2,641	401
Agilent Technologies, Inc.	2,588	153
Alexion Pharmaceuticals, Inc.(2)	1,840	224
Align Technology, Inc.(2)	60	9
Allergan plc(3)	2,706	658
AmerisourceBergen Corp.	1,323	125
Amgen, Inc.(3)	5,913	1,018
Anthem, Inc.	2,111	397
Bard (C.R.), Inc.	578	183
Baxter International, Inc.	3,921	237
Becton, Dickinson & Co.	1,817	355
Biogen, Inc.(2)(3)	1,741	472
Boston Scientific Corp.(2)	10,968	304
Bristol-Myers Squibb Co.(3)	13,254	739
Cardinal Health, Inc.	2,530	197
Celgene Corp.(2)(3)	6,325	821
Centene Corp.(2)	1,394	111
Cerner Corp.(2)	2,372	158
Cigna Corp.	2,064	345
Cooper Cos., Inc. (The)	398	95
Danaher Corp.(3)	4,880	412
DaVita, Inc.(2)	1,249	81

See Notes to Schedules of Investments

3

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
DENTSPLY SIRONA, Inc.	1,845	$120
Edwards Lifesciences Corp.(2)	1,704	201
Eli Lilly & Co.(3)	7,759	639
Envision Healthcare Corp.(2)	956	60
Express Scripts Holding Co.(2)	4,926	314
Gilead Sciences, Inc.(3)	10,562	748
HCA Healthcare, Inc.(2)	2,293	200
Henry Schein, Inc.(2)	635	116
Hologic, Inc.(2)	2,237	102
Humana, Inc.	1,196	288
IDEXX Laboratories, Inc.(2)	723	117
Illumina, Inc.(2)	1,193	207
Incyte Corp.(2)	1,409	177
Intuitive Surgical, Inc.(2)	297	278
Johnson & Johnson(3)	21,715	2,873
Laboratory Corporation of America Holdings(2)	816	126
Mallinckrodt plc(2)	802	36
McKesson Corp.	1,719	283
Medtronic plc(3)	10,954	972
Merck & Co., Inc.(3)	22,063	1,414
Mettler-Toledo International, Inc.(2)	210	124
Mylan NV(2)	3,687	143
Patterson Cos., Inc.	655	31
PerkinElmer, Inc.	879	60
Perrigo Co., plc	1,143	86
Pfizer, Inc.(3)	47,508	1,596
Quest Diagnostics, Inc.	1,102	122
Regeneron Pharmaceuticals, Inc.(2)	610	300
Stryker Corp.	2,485	345
Thermo Fisher Scientific, Inc.	3,135	547
UnitedHealth Group, Inc.(3)	7,675	1,423
Universal Health Services, Inc. Class B	700	85
Varian Medical Systems, Inc.(2)	740	76
Vertex Pharmaceuticals, Inc.(2)	2,045	264
Waters Corp.(2)	641	118
Zimmer Biomet Holdings, Inc.	1,607	206
Zoetis, Inc.	3,937	246

		24,116

Industrials—10.0%
3M Co.(3)	4,806	1,001
Acuity Brands, Inc.	318	65
Alaska Air Group, Inc.	975	87

	SHARES	VALUE
Industrials—(continued)
Allegion plc	775	$63
American Airlines Group, Inc.	3,993	201
AMETEK, Inc.	1,844	112
Arconic, Inc.	3,500	79
Boeing Co. (The)(3)	4,580	906
Caterpillar, Inc.(3)	4,725	508
Cintas Corp.	711	90
CSX Corp.	7,595	414
Cummins, Inc.	1,338	217
Deere & Co.	2,386	295
Delta Air Lines, Inc.	5,795	311
Dover Corp.	1,268	102
Eaton Corp. plc	3,685	287
Emerson Electric Co.(3)	5,207	310
Equifax, Inc.	1,003	138
Expeditors International of Washington, Inc.	1,438	81
Fastenal Co.	2,295	100
FedEx Corp.(3)	1,974	429
Flowserve Corp.	1,035	48
Fluor Corp.	1,164	53
Fortive Corp.	2,478	157
Fortune Brands Home & Security, Inc.	1,237	81
General Dynamics Corp.(3)	2,318	459
General Electric Co.(3)	67,612	1,826
Honeywell International, Inc.(3)	6,144	819
Hunt (JB) Transport Services, Inc.	693	63
IHS Markit Ltd.(2)	250	11
Illinois Tool Works, Inc.	2,530	362
Ingersoll-Rand plc	2,088	191
Jacobs Engineering Group, Inc.	970	53
Johnson Controls International plc	7,498	325
Kansas City Southern	853	89
L3 Technologies, Inc.	628	105
Lockheed Martin Corp.(3)	2,016	560
Masco Corp.	2,625	100
Nielsen Holdings plc	2,693	104
Norfolk Southern Corp.	2,365	288
Northrop Grumman Corp.	1,412	362
PACCAR, Inc.	2,830	187
Parker-Hannifin Corp.	1,090	174
Pentair plc	1,334	89
Quanta Services, Inc.(2)	1,209	40
Raytheon Co.(3)	2,379	384

See Notes to Schedules of Investments

4

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Republic Services, Inc.	1,867	$119
Robert Half International, Inc.	1,066	51
Robinson (C.H.) Worldwide, Inc.	1,119	77
Rockwell Automation, Inc.	1,060	172
Rockwell Collins, Inc.	1,323	139
Roper Technologies, Inc.	816	189
Ryder System, Inc.	386	28
Snap-on, Inc.	459	72
Southwest Airlines Co.	4,938	307
Stanley Black & Decker, Inc.	1,228	173
Stericycle, Inc.(2)	679	52
Textron, Inc.	2,205	104
TransDigm Group, Inc.	398	107
Union Pacific Corp.(3)	6,556	714
United Continental Holdings, Inc.(2)	2,303	173
United Parcel Service, Inc. Class B(3)	5,485	607
United Rentals, Inc.(2)	659	74
United Technologies Corp.(3)	6,010	734
Verisk Analytics, Inc.(2)	1,238	104
W.W. Grainger, Inc.	436	79
Waste Management, Inc.	3,268	240
Xylem, Inc.	1,430	79

		17,120

Information Technology—22.0%
Accenture plc Class A(3)	4,965	614
Activision Blizzard, Inc.	5,648	325
Adobe Systems, Inc.(2)	3,992	565
Advanced Micro Devices, Inc.(2)	6,489	81
Akamai Technologies, Inc.(2)	1,394	69
Alliance Data Systems Corp.	451	116
Alphabet, Inc. Class A(2)(3)	2,407	2,238
Alphabet, Inc. Class C(2)(3)	2,396	2,177
Altaba, Inc.(2)	6,429	350
Amphenol Corp. Class A	2,480	183
Analog Devices, Inc.	2,942	229
ANSYS, Inc.(2)	64	8
Apple, Inc.(3)	42,135	6,068
Applied Materials, Inc.	8,829	365
Autodesk, Inc.(2)	1,601	161
Automatic Data Processing, Inc.	3,594	368
Broadcom Ltd.	3,281	765
CA, Inc.	2,539	88

	SHARES	VALUE
Information Technology—(continued)
Cisco Systems, Inc.(3)	40,374	$1,264
Citrix Systems, Inc.(2)	1,267	101
Cognizant Technology Solutions Corp. Class A	4,874	324
Corning, Inc.	7,373	222
CSRA, Inc.	1,175	37
DXC Technology Co.	2,244	172
eBay, Inc.(2)	8,197	286
Electronic Arts, Inc.(2)	2,502	265
F5 Networks, Inc.(2)	524	67
Facebook, Inc. Class A(2)(3)	18,908	2,855
Fidelity National Information Services, Inc.	2,647	226
Fiserv, Inc.(2)	1,735	212
FLIR Systems, Inc.	1,099	38
Gartner, Inc.(2)	717	89
Global Payments, Inc.	1,229	111
Harris Corp.	1,000	109
Hewlett Packard Enterprise Co.	13,338	221
HP, Inc.	13,753	240
Intel Corp.(3)	37,998	1,282
International Business Machines Corp.(3)	6,819	1,049
Intuit, Inc.	1,958	260
Juniper Networks, Inc.	3,088	86
KLA-Tencor Corp.	1,293	118
Lam Research Corp.	1,347	190
Mastercard, Inc. Class A(3)	7,622	926
Microchip Technology, Inc.	1,784	138
Micron Technology, Inc.(2)	8,440	252
Microsoft Corp.(3)	62,251	4,291
Motorola Solutions, Inc.	1,329	115
NetApp, Inc.	2,176	87
NVIDIA Corp.	4,833	699
Oracle Corp.(3)	23,995	1,203
Paychex, Inc.	2,577	147
PayPal Holdings, Inc.(2)(3)	9,095	488
Qorvo, Inc.(2)	1,045	66
QUALCOMM, Inc.(3)	11,907	657
Red Hat, Inc.(2)	1,434	137
salesforce.com, Inc.(2)	5,274	457
Seagate Technology plc	2,439	95
Skyworks Solutions, Inc.	1,510	145
Symantec Corp.	5,042	142
Synopsys, Inc.(2)	1,211	88
TE Connectivity Ltd.	2,845	224

See Notes to Schedules of Investments

5

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Teradata Corp.(2)	944	$28
Texas Instruments, Inc.(3)	8,011	616
Total System Services, Inc.	1,332	78
VeriSign, Inc.(2)	711	66
Visa, Inc. Class A(3)	14,921	1,399
Western Digital Corp.	2,341	207
Western Union Co. (The)	3,836	73
Xerox Corp.	1,704	49
Xilinx, Inc.	2,030	131

		37,598

Materials—2.5%
Air Products & Chemicals, Inc.	1,589	227
Albemarle Corp.	822	87
Avery Dennison Corp.	645	57
Ball Corp.	2,536	107
CF Industries Holdings, Inc.	1,649	46
Dow Chemical Co. (The)(3)	8,038	507
Du Pont (E.I.) de Nemours & Co.(3)	6,245	504
Eastman Chemical Co.	1,057	89
Ecolab, Inc.	1,900	252
FMC Corp.	979	72
Freeport-McMoRan, Inc.(2)	9,415	113
International Flavors & Fragrances, Inc.	576	78
International Paper Co.	2,962	168
LyondellBasell Industries N.V. Class A	2,364	199
Martin Marietta Materials, Inc.	465	104
Monsanto Co.(3)	3,151	373
Mosaic Co. (The)	2,501	57
Newmont Mining Corp.	3,887	126
Nucor Corp.	2,283	132
PPG Industries, Inc.	1,862	205
Praxair, Inc.	2,063	273
Sealed Air Corp.	1,406	63
Sherwin-Williams Co. (The)	594	208
Vulcan Materials Co.	976	124
WestRock Co.	1,807	102

		4,273

Real Estate—2.6%
Alexandria Real Estate Equities, Inc.	645	78
American Tower Corp.	3,092	409
Apartment Investment & Management Co. Class A	1,126	48

	SHARES	VALUE
Real Estate—(continued)
AvalonBay Communities, Inc.	989	$190
Boston Properties, Inc.	1,102	136
CBRE Group, Inc. Class A(2)	2,184	80
Crown Castle International Corp.	2,616	262
Digital Realty Trust, Inc.	1,169	132
Equinix, Inc.	569	244
Equity Residential	2,637	174
Essex Property Trust, Inc.	471	121
Extra Space Storage, Inc.	908	71
Federal Realty Investment Trust	518	65
GGP, Inc.	4,205	99
HCP, Inc.	3,427	110
Host Hotels & Resorts, Inc.	5,314	97
Iron Mountain, Inc.	1,786	61
Kimco Realty Corp.	3,041	56
Macerich Co. (The)	869	50
Mid-America Apartment Communities, Inc.	819	86
Prologis, Inc.	3,816	224
Public Storage	1,081	225
Realty Income Corp.	1,979	109
Regency Centers Corp.	1,048	66
Simon Property Group, Inc.(3)	2,297	372
SL Green Realty Corp.	720	76
UDR, Inc.	1,911	75
Ventas, Inc.	2,604	181
Vornado Realty Trust	1,238	116
Welltower, Inc.	2,660	199
Weyerhaeuser Co.	5,385	180

		4,392

Telecommunication Services—2.1%
AT&T, Inc.(3)	48,779	1,840
CenturyLink, Inc.	4,456	106
Level 3 Communications, Inc.(2)	2,357	140
Verizon Communications, Inc.(3)	31,922	1,426

		3,512

Utilities—3.1%
AES Corp.	5,346	59
Alliant Energy Corp.	1,835	74
Ameren Corp.	1,959	107
American Electric Power Co., Inc.	3,958	275
American Water Works Co., Inc.	1,453	113
CenterPoint Energy, Inc.	3,478	95

See Notes to Schedules of Investments

6

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
CMS Energy Corp.	2,251	$104
Consolidated Edison, Inc.	2,462	199
Dominion Energy, Inc.	5,017	384
DTE Energy Co.	1,437	152
Duke Energy Corp.(3)	5,596	468
Edison International	2,599	203
Entergy Corp.	1,450	111
Eversource Energy	2,549	155
Exelon Corp.(3)	7,455	269
FirstEnergy Corp.	3,565	104
NextEra Energy, Inc.(3)	3,760	527
NiSource, Inc.	2,595	66
NRG Energy, Inc.	2,548	44
PG&E Corp.	4,052	269
Pinnacle West Capital Corp.	904	77
PPL Corp.	5,447	211
Public Service Enterprise Group, Inc.	4,064	175
SCANA Corp.	1,148	77
Sempra Energy	2,000	225
Southern Co. (The)(3)	8,058	386
WEC Energy Group, Inc.	2,545	156
Xcel Energy, Inc.	4,088	188

		5,273

TOTAL COMMON STOCKS (Identified Cost $159,010)		162,310

EXCHANGE-TRADED FUND(4)—3.8%
PowerShares S&P 500 Low Volatility Portfolio	144,129	6,447

TOTAL EXCHANGE-TRADED FUND (Identified Cost $6,321)		6,447

	CONTRACTS
PURCHASED OPTIONS—0.1%
Call Options—0.0%
S&P 500® Index expiration 7/3/17 strike price $2,550	233	—	(5)
S&P 500® Index expiration 7/5/17 strike price $2,540	234	—	(5)
S&P 500® Index expiration 7/7/17 strike price $2,535	231	2
S&P 500® Index expiration 7/10/17 strike price $2,530	231	—	(5)

	CONTRACTS	VALUE
Call Options—(continued)
S&P 500® Index expiration 7/12/17 strike price $2,540	229	$— (5)
S&P 500® Index expiration 7/14/17 strike price $2,535	343	3

		5

Put Options—0.1%
S&P 500® Index expiration 7/3/17 strike price $2,345	233	2
S&P 500® Index expiration 7/5/17 strike price $2,325	234	7
S&P 500® Index expiration 7/7/17 strike price $2,330	231	14
S&P 500® Index expiration 7/10/17 strike price $2,340	231	21
S&P 500® Index expiration 7/12/17 strike price $2,335	229	32
S&P 500® Index expiration 7/14/17 strike price $2,305	343	48

		124

TOTAL PURCHASED OPTIONS —0.1% (Premiums Paid $240)		129

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $165,571)		168,886

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.0% (Identified Cost $165,571)		168,886 (1)

WRITTEN OPTIONS—(0.3)%
Call Options—0.0%
S&P 500® Index expiration 7/3/17 strike price $2,500	233	(1)
S&P 500® Index expiration 7/5/17 strike price $2,490	234	(2)
S&P 500® Index expiration 7/7/17 strike price $2,485	231	(1)
S&P 500® Index expiration 7/10/17 strike price $2,490	231	(1)
S&P 500® Index expiration 7/12/17 strike price $2,490	229	(3)

See Notes to Schedules of Investments

7

VIRTUS RAMPART ENHANCED CORE EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	CONTRACTS	VALUE
Call Options—(continued)
S&P 500® Index expiration 7/14/17 strike price $2,485	343	$(7)

		(15)

Put Options—(0.3)%
S&P 500® Index expiration 7/3/17 strike price $2,395	233	(13)
S&P 500® Index expiration 7/5/17 strike price $2,375	234	(15)
S&P 500® Index expiration 7/7/17 strike price $2,380	231	(43)
S&P 500® Index expiration 7/10/17 strike price $2,390	231	(102)
S&P 500® Index expiration 7/12/17 strike price $2,385	229	(94)
S&P 500® Index expiration 7/14/17 strike price $2,355	343	(104)

		(371)

TOTAL WRITTEN OPTIONS—(0.3)% (Premiums Received $513)		(386	)(1)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—98.7% (Identified Cost $165,058)		168,500	(1)

Other assets and liabilities, net—1.3%		2,156

NET ASSETS—100.0%		$170,656

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of the security is segregated as collateral for written options.
(4)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(5)	Amount is less than $500.

See Notes to Schedules of Investments

8

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks Exchange-Traded Fund	$162,310 6,447	$162,310 6,447	$	— —
Purchased Options*	129	129		—

Total Investments before written options	$168,886	$168,886		$—

Liabilities:
Equity Securities:
Written Options	$(386)	$(385)		$(1)

Total Investments net of written options	$168,500	$168,501		$(1)

*	Purchased options valued at zero above are considered to be Level 2 investments in this table.

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITIES—2.8%
U.S. Treasury Bond 2.500%, 2/15/46	$14,355	$13,384

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $13,539)		13,384

MUNICIPAL BONDS—1.3%
California—0.4%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	1,275	1,985

Georgia—0.1%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	600	612

New York—0.8%
New York City Transitional Finance Authority Future Tax Secured Revenue 5.000%, 5/1/40	1,635	1,887
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	1,560	1,788

		3,675

TOTAL MUNICIPAL BONDS (Identified Cost $6,337)		6,272

FOREIGN GOVERNMENT SECURITIES—1.4%
Argentine Republic
7.500%, 4/22/26	505	543
6.875%, 1/26/27	475	491
7.625%, 4/22/46	195	200
Dominican Republic 144A 6.600%, 1/28/24(4)	335	368
Kingdom of Bahrain 144A 7.000%, 10/12/28(4)	485	491
Kingdom of Jordan 144A 5.750%, 1/31/27(4)	505	502
Republic of Costa Rica
144A 4.375%, 4/30/25(4)	265	251
144A 7.000%, 4/4/44(4)	335	349
Republic of Indonesia
144A 3.700%, 1/8/22(4)	265	272
144A 4.350%, 1/8/27(4)	520	542
Republic of South Africa
4.665%, 1/17/24	435	440
4.300%, 10/12/28	445	416
Republic of Turkey
7.375%, 2/5/25	355	411
4.875%, 10/9/26	950	936

	PAR VALUE	VALUE
FOREIGN GOVERNMENT SECURITIES—(continued)
Sultanate of Oman 144A 4.750%, 6/15/26(4)	$250	$246

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,410)		6,458

MORTGAGE-BACKED SECURITIES—7.0%
Agency—2.0%
FHLMC
5.000%, 7/1/35	183	202
5.000%, 12/1/35	557	618
6.000%, 6/1/37	248	284
4.000%, 2/1/45	510	537
3.500%, 4/1/46	724	744
FNMA
4.000%, 7/1/19	3	3
6.000%, 12/1/32	42	48
6.000%, 11/1/34	350	400
5.500%, 4/1/36	5	5
5.500%, 9/1/36	181	202
6.500%, 5/1/37	288	331
6.000%, 9/1/37	14	16
5.000%, 3/1/38	216	240
5.500%, 4/1/38	157	182
5.500%, 6/1/38	210	236
6.000%, 8/1/38	86	101
5.000%, 9/1/39	224	248
5.500%, 9/1/39	1,189	1,324
4.500%, 9/1/40	477	521
3.500%, 8/1/42	695	717
3.500%, 12/1/42	703	725
3.500%, 12/1/45	156	160
3.500%, 1/1/46	784	805
4.000%, 1/1/46	669	703

		9,352

Non-Agency—5.0%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(4)	615	653
15-SFR1, A 144A 3.467%, 4/17/52(4)	893	921
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 4.144%, 6/25/33(3)	410	407
AMSR Trust 16-SFR1, C 144A 3.459%, 11/17/33(3)(4)	243	247

See Notes to Schedules of Investments

1

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(3)(4)	$580	$598
Banc of America Funding Trust
04-B, 2A1 3.638%, 11/20/34(3)	167	166
05-1, 1A1 5.500%, 2/25/35	247	247
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	131	132
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 3.608%, 5/25/34(3)	423	420
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(3)	924	930
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(4)	390	404
17-SLP5, B1 144A 4.000%, 6/28/57(3)(4)	100	105
17-SPL1, B1 144A 4.250%, 10/28/64(3)(4)	277	289
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	145	150
17-SPL3, B1 144A 4.250%, 11/28/53(3)(4)	355	372
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(3)(4)	485	485
COLT Mortgage Loan Trust Funding LLC 17-1, A3 144A 3.074%, 5/27/47(3)(4)	168	168
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	190	180
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(3)(4)	188	175
Freddie Mac Structured Agency Credit Risk Debt Notes 16-DNA2, M2 3.416%, 10/25/28(3)	560	572
Galton Funding Mortgage Trust 17-1, A21 144A 3.500%, 7/25/56(3)(4)	327	331
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	132	133
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	413	361
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(4)	91	91
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities Trust 07- PW17, A4 5.694%, 6/11/50(3)	461	463

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	$358	$374
JPMorgan Chase Commercial Mortgage Securities Trust 14-C22, A4 3.801%, 9/15/47	300	314
JPMorgan Chase Mortgage Trust
04-A4, 2A1 3.240%, 9/25/34(3)	360	366
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	268	277
16-1, M2 144A 3.750%, 4/25/45(3)(4)	386	392
15-4, 1A4 144A 3.500%, 6/25/45(3)(4)	275	279
16-2, M2 144A 3.750%, 12/25/45(3)(4)	407	412
16-1, A3 144A 3.500%, 5/25/46(3)(4)	1,086	1,101
16-5, A1 144A 2.605%, 12/25/46(3)(4)	779	778
MASTR Alternative Loan Trust 05-5, 2A3 5.500%, 7/25/25	205	204
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	292	301
Morgan Stanley - Bank of America (Merrill Lynch) Trust
13-C13, AS 4.266%, 11/15/46	275	292
15-C22, AS 3.561%, 4/15/48	685	691
Morgan Stanley Capital Barclays Bank Trust 16-MART, A 144A 2.200%, 9/13/31(4)	350	346
Morgan Stanley Capital I Trust 08-T29, A4 6.503%, 1/11/43(3)	1,264	1,282
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	470	470
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(3)(4)	416	428
15-2A, A1 144A 3.750%, 8/25/55(3)(4)	421	435
16-1A, A1 144A 3.750%, 3/25/56(3)(4)	212	218
16-4A, B1A 144A 4.500%, 11/25/56(3)(4)	440	456
NovaStar Mortgage Funding Trust 04-4, M5 2.941%, 3/25/35(3)	545	541
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)	360	375
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	392	395
Sequoia Mortgage Trust
13-8, B1 3.533%, 6/25/43(3)	176	178
14-2, A1 144A 4.000%, 7/25/44(3)(4)	199	202
Towd Point Mortgage Trust 15-1, A2 144A 3.250%, 10/25/53(3)(4)	385	384

See Notes to Schedules of Investments

2

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
16-1, A1B 144A 2.750%, 2/25/55(3)(4)	$129	$130
15-5, A2 144A 3.500%, 5/25/55(3)(4)	480	491
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	1,245	1,244
Vericrest Opportunity Loan Trust LLC
16-NP11, A1 144A 3.500%, 10/25/46(3)(4)	203	203
17-NPL3, A1 144A 3.500%, 3/25/47(3)(4)	344	345
15-NPL4, A1 144A 3.500%, 2/25/55(3)(4)	208	209
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	460	463

		23,576

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $32,232)		32,928

ASSET-BACKED SECURITIES—1.9%
American Credit Acceptance Receivables Trust 17-2, C 144A 2.860%, 6/12/23(4)	445	444
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	705	710
Avis Budget Rental Car Funding LLC (AESOP) 16-1A, A 144A 2.990%, 6/20/22(4)	500	503
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	715	720
Centre Point Funding LLC 12-2A,1 144A 2.610%, 8/20/21(4)	398	392
Drive Auto Receivables Trust 15-DA, C 144A 3.380%, 11/15/21(4)	760	767
Drug Royalty II LP 2 14-1, A2 144A 3.484%, 7/15/23 (4)	350	348
DT Auto Owner Trust 16-4A, C 144A 2.740%, 10/17/22(4)	585	586
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(4)	209	210
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	312	313
GLS Auto Receivables Trust 17-1A, B 144A 2.980%, 12/15/21(4)	530	529
Mariner Finance Issuance Trust 17-AA, A 144A 3.620%, 2/20/29(4)	450	454
MVW Owner Trust 16-1A, A 144A 2.250%, 12/20/33 (4)	497	491
Navistar Financial Dealer Note Master Owner Trust II 16-1, B 144A 2.966%, 9/27/21(3)(4)	780	782

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—(continued)
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(4)	$137	$137
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(4)	217	217
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(4)	450	454
Trip Rail Master Funding LLC 14-1A, A1 144A 2.863%, 4/15/44(4)	563	553
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(4)	625	626

TOTAL ASSET-BACKED SECURITIES (Identified Cost $9,227)		9,236

CORPORATE BONDS AND NOTES—18.5%
Consumer Discretionary—1.9%
Beazer Homes USA Inc 6.750%, 3/15/25	425	443
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(6)	207	266
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	190	206
CalAtlantic Group, Inc. 5.250%, 6/1/26	380	394
Century Communities, Inc. 144A 5.875%, 7/15/25(4)	370	368
Charter Communications Operating LLC 4.908%, 7/23/25	440	475
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	125	124
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26 (4)	385	386
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(4)	55	58
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(4)	155	161
Hilton Worldwide Finance LLC 144A 4.875%, 4/1/27(4)	100	105
Horton (D.R.), Inc. 4.750%, 2/15/23	550	594
MDC Holdings, Inc. 5.500%, 1/15/24	540	571
Priceline Group, Inc. (The) 3.650%, 3/15/25	605	621
QVC, Inc. 4.375%, 3/15/23	600	607
Scientific Games International, Inc. 6.625%, 5/15/21	295	294
SFR Group S.A. 144A 7.375%, 5/1/26(4)	465	505
Signet UK Finance plc 4.700%, 6/15/24	630	613
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(4)	365	368

See Notes to Schedules of Investments

3

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23 (4)	$215	$227
TRI Pointe Group, Inc. 5.875%, 6/15/24	465	491
Vista Outdoor, Inc. 5.875%, 10/1/23	360	370
Wyndham Worldwide Corp.
5.100%, 10/1/25	560	605
4.500%, 4/1/27	120	124

		8,976

Consumer Staples—0.6%
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	525	541
CVS Health Corp. 2.875%, 6/1/26	645	625
Flowers Foods, Inc. 4.375%, 4/1/22	600	642
Safeway, Inc. 7.250%, 2/1/31	335	315
Smithfield Foods, Inc. 144A 4.250%, 2/1/27(4)	123	126
Tops Holding LLC 144A 8.000%, 6/15/22(4)	475	390

		2,639

Energy—1.5%
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(4)	185	186
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	130	131
Cheniere Corpus Christi Holdings LLC 5.875%, 3/31/25	280	299
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(4)	310	309
Enbridge Energy Partners LP 4.375%, 10/15/20	90	95
Energy Transfer Partners LP
4.200%, 4/15/27	185	184
6.500%, 2/1/42	355	397
EP Energy LLC 144A 8.000%, 11/29/24(4)	175	175
FTS International, Inc. 6.250%, 5/1/22	185	150
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	340	357
HollyFrontier Corp. 5.875%, 4/1/26	475	503
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	595	743
MPLX LP 4.875%, 12/1/24	785	837
NGL Energy Partners LP 5.125%, 7/15/19	460	457
Noble Holding International Ltd. 7.750%, 1/15/24	230	182
NuStar Logistics LP 5.625%, 4/28/27	150	157
Oasis Petroleum, Inc. 6.875%, 1/15/23	170	164

	PAR VALUE	VALUE
Energy—(continued)
Petrobras Global Finance BV
8.750%, 5/23/26	$225	$259
7.375%, 1/17/27	335	354
Petroleos Mexicanos 6.875%, 8/4/26	430	476
Sabine Oil & Gas Corp. 7.250%, 6/15/19(5)(11)(15)	510	2
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	425	481

		6,898

Financials—5.9%
Allstate Corp. (The) 5.750%, 8/15/53(3)(8)	455	498
Ally Financial, Inc. 5.750%, 11/20/25	295	310
Apollo Management Holdings LP 144A 4.000%, 5/30/24(4)	590	600
Ares Capital Corp.
4.875%, 11/30/18	80	83
3.875%, 1/15/20	221	225
Ares Finance Co., LLC 144A 4.000%, 10/8/24(4)	595	571
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	440	484
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	600	624
Banco Inbursa S.A. Institucion de Banca Multiple 144A 4.125%, 6/6/24(4)	490	499
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	465	514
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(4)	340	352
Banco Santander Chile 144A 3.875%, 9/20/22(4)	430	445
Bancolombia S.A. 5.125%, 9/11/22	580	606
Bank of America Corp.
5.625%, 7/1/20	715	783
4.200%, 8/26/24	475	493
Brookfield Finance LLC 4.000%, 4/1/24	576	591
Capital One Financial Corp.
4.200%, 10/29/25	540	545
3.750%, 7/28/26	495	483
Citigroup, Inc. 4.050%, 7/30/22	600	627
Compass Bank 3.875%, 4/10/25	705	702
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	640	640
Discover Financial Services 3.950%, 11/6/24	570	579

See Notes to Schedules of Investments

4

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	$485	$489
Ford Motor Credit Co., LLC 5.750%, 2/1/21	535	589
FS Investment Corp.
4.250%, 1/15/20	525	536
4.750%, 5/15/22	115	118
General Motors Financial Co., Inc.
4.200%, 3/1/21	235	246
3.450%, 4/10/22	85	86
Goldman Sachs Group, Inc. (The)
Series D, 6.000%, 6/15/20	595	656
5.750%, 1/24/22	875	985
ICAHN Enterprises LP
5.875%, 2/1/22	175	179
6.250%, 2/1/22	90	94
ING Groep N.V. 6.000% (3)(7)(8)	445	455
iStar, Inc. 6.000%, 4/1/22	165	169
Jefferies Group LLC
5.125%, 1/20/23	260	283
4.850%, 1/15/27	255	266
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	480	510
Leucadia National Corp. 5.500%, 10/18/23	460	492
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	590	628
Lincoln National Corp. 4.200%, 3/15/22	915	974
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	490	545
Manulife Financial Corp. 4.150%, 3/4/26	490	518
Morgan Stanley
5.500%, 7/28/21	300	333
3.125%, 7/27/26	620	603
6.375%, 7/24/42	610	812
Navient Corp.
7.250%, 9/25/23	100	107
6.750%, 6/25/25	275	283
Nordea Bank AB 144A 2.125%, 5/29/20(4)	300	300
OM Asset Management plc 4.800%, 7/27/26	500	504
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(4)(13)	375	400
Prudential Financial, Inc. 5.625%, 6/15/43(3)(8)	585	642
S&P Global, Inc. 4.000%, 6/15/25	570	597
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(4)	445	451

	PAR VALUE	VALUE
Financials—(continued)
Societe Generale S.A. 144A 4.750%, 11/24/25(4)	$535	$561
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(4)	200	201
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	510	516
Trinity Acquisition plc
3.500%, 9/15/21	40	41
4.400%, 3/15/26	195	204
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(4)	445	444
UBS AG 7.625%, 8/17/22	500	587
Wells Fargo & Co. 3.069%, 1/24/23	240	243

		27,901

Health Care—1.5%
Abbott Laboratories
3.400%, 11/30/23	105	108
3.750%, 11/30/26	460	470
AbbVie, Inc.
2.850%, 5/14/23	300	299
3.600%, 5/14/25	200	204
3.200%, 5/14/26	300	297
Becton Dickinson & Co.
3.363%, 6/6/24	93	93
3.700%, 6/6/27	550	551
Cardinal Health, Inc.
3.200%, 3/15/23	300	306
3.079%, 6/15/24	25	25
3.410%, 6/15/27	195	194
Community Health Systems, Inc. 6.250%, 3/31/23	225	232
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(4)(16)	50	51
Envision Healthcare Corp. 144A 6.250%, 12/1/24(4)	85	91
Forest Laboratories LLC 144A 4.875%, 2/15/21(4)	226	243
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(4)	100	105
HCA, Inc. 5.375%, 2/1/25	265	280
Hill-Rom Holdings, Inc. 144A 5.000%, 2/15/25(4)	211	215
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	255	263
Mylan NV
3.000%, 12/15/18	150	152
3.150%, 6/15/21	135	137

See Notes to Schedules of Investments

5

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(4)	$365	$349
Owens & Minor, Inc. 3.875%, 9/15/21	110	113
Shire Acquisitions Investments 2.400%, 9/23/21	195	193
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(4)	295	320
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(4)	230	223
Tenet Healthcare Corp.
4.746%, 6/15/20(3)	115	116
4.500%, 4/1/21	330	335
144A 4.625%, 7/15/24(4)	80	80
Teva Pharmaceutical Finance III BV 3.150%, 10/1/26	295	280
THC Escrow Corp. III 144A 4.625%, 7/15/24(4)	100	100
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(4)	60	58
144A 6.500%, 3/15/22(4)	25	26
144A 5.500%, 3/1/23(4)	155	132
144A 7.000%, 3/15/24(4)	45	47
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	620	626

		7,314

Industrials—1.2%
Carpenter Technology Corp. 4.450%, 3/1/23	560	570
CNH Industrial N.V. 4.500%, 8/15/23	311	330
Continental Airlines Pass-Through-Trust
99-2, C2 Series AMBC, 6.236%, 3/15/20	235	243
00-1, A1 8.048%, 11/1/20	444	491
Doric Nimrod Air Alpha Pass-Through-Trust 13-1, A 144A 5.250%, 5/30/23(4)	387	402
GATX Corp. 3.250%, 9/15/26	80	77
Hertz Corp. (The) 144A 7.625%, 6/1/22(4)	125	125
Masco Corp.
5.950%, 3/15/22	251	283
4.450%, 4/1/25	190	203
Owens Corning 3.400%, 8/15/26	500	493
Park Aerospace Holdings Ltd.
144A 5.250%, 8/15/22(4)	130	136
144A 5.500%, 2/15/24(4)	220	230
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(4)	225	231
Pitney Bowes, Inc. 3.875%, 5/15/22	424	424

	PAR VALUE	VALUE
Industrials—(continued)
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(4)	$200	$217
TransDigm, Inc.
6.000%, 7/15/22	345	355
6.500%, 5/15/25	140	142
Wheels Up Finance I LLC Series A, 7.702%, 6/1/24(3)(11)	548	545

		5,497

Information Technology—0.7%
Arrow Electronics, Inc. 3.875%, 1/12/28	445	443
Broadcom Corp.
144A 3.000%, 1/15/22(4)	195	197
144A 3.625%, 1/15/24(4)	370	378
Dell International LLC
144A 5.450%, 6/15/23(4)	105	114
144A 6.020%, 6/15/26(4)	100	110
144A 8.100%, 7/15/36(4)	210	264
Dun & Bradstreet Corp. (The) 4.625%, 12/1/22	435	452
Flex Ltd. 4.750%, 6/15/25	595	632
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	335	351
Verisk Analytics, Inc. 4.000%, 6/15/25	585	605

		3,546

Materials—1.5%
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	810	867
CRH America Finance, Inc. 144A 3.400%, 5/9/27(4)	440	440
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	210	215
Freeport-McMoRan, Inc. 3.875%, 3/15/23	190	177
Glencore Funding LLC 144A 4.000%, 3/27/27(4)	445	438
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(4)	495	510
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(4)	850	880
NewMarket Corp. 4.100%, 12/15/22	649	671
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(4)	185	184
144A 5.000%, 5/1/25(4)	250	249
OCP SA 144A 5.625%, 4/25/24(4)	485	525
Rusal Capital DAC 144A 5.125%, 2/2/22(4)	455	455
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(4)(13)	540	546
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	365	390

See Notes to Schedules of Investments

6

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
Vulcan Materials Co. 3.900%, 4/1/27	$445	$457

		7,004

Real Estate—2.0%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	295	301
Brixmor Operating Partnership LP 3.875%, 8/15/22	160	164
CoreCivic, Inc. 5.000%, 10/15/22	465	484
Corporate Office Properties LP 3.600%, 5/15/23	610	606
DDR Corp. 7.875%, 9/1/20	475	544
Digital Realty Trust LP 5.250%, 3/15/21	540	585
Education Realty Operating Partnership LP 4.600%, 12/1/24	595	604
EPR Properties 4.750%, 12/15/26	615	632
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	375	378
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	460	455
Hospitality Properties Trust 4.950%, 2/15/27	550	574
Kilroy Realty LP 4.375%, 10/1/25	550	577
Kimco Realty Corp. 3.400%, 11/1/22	535	545
LifeStorage LP 3.500%, 7/1/26	295	282
MPT Operating Partnership LP
6.375%, 3/1/24	55	60
5.500%, 5/1/24	275	287
National Retail Properties, Inc. 4.000%, 11/15/25	170	174
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	485	470
Select Income REIT 4.500%, 2/1/25	590	591
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(4)	370	367
Welltower, Inc. 4.000%, 6/1/25	625	646

		9,326

Telecommunication Services—0.8%
Altice Financing S.A. 144A 6.625%, 2/15/23(4)	200	212
AT&T, Inc. 3.875%, 8/15/21	1,185	1,238
Frontier Communications Corp. 10.500%, 9/15/22	370	353
Qwest Corp. 7.250%, 9/15/25	360	400
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(4)	200	202
T-Mobile USA, Inc. 6.375%, 3/1/25	265	286
Telefonica Emisiones SAU 4.570%, 4/27/23	510	555

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Verizon Communications, Inc. 4.125%, 3/16/27	$450	$465

		3,711

Utilities—0.9%
Dominion Energy, Inc. 2.962%, 7/1/19(3)	50	51
Duke Energy Corp. 2.650%, 9/1/26	515	489
Dynegy, Inc. 7.375%, 11/1/22	405	400
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	440	449
Exelon Corp. 3.497%, 6/1/22	620	636
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(4)	630	658
Southern Power Co. 4.150%, 12/1/25	665	695
State Grid Overseas Investment 2014 Ltd. 144A 4.125%, 5/7/24(4)	610	646
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)(4)	455	473

		4,497

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $85,373)		87,309

LOAN AGREEMENTS(3)—1.6%
Consumer Discretionary—0.3%
Boyd Gaming Corp. Refinancing Tranche B, 3.688%, 9/15/23	84	85
Caesars Entertainment Operating Co., Inc. 0.000%, 4/4/24(14)	70	70
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	391	393
Caesars Growth Properties Holdings LLC Tranche 2017, First Lien, 4.226%, 5/8/21	179	180
Playa Resorts Holding B.V. 4.170%, 4/29/24	45	45
Seminole Tribe of Florida Tranche B, 0.000%, 6/26/24(14)	285	285
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	310	314
UFC Holdings LLC First Lien, 4.470%, 8/18/23	239	239

		1,611

Consumer Staples—0.2%
Albertson’s LLC 2017-1, Tranche B-4, 3.976%, 8/25/21	325	321

See Notes to Schedules of Investments

7

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
JBS USA Lux S.A. 5.750%, 10/30/22	$274	$267
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	204	204

		792

Energy—0.1%
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	285	271
Ultra Resources, Inc. 4.117%, 4/12/24	245	243

		514

Health Care—0.3%
CHG Healthcare Services, Inc. First Lien, 4.422%, 6/7/23	250	252
Endo Luxembourg Finance Co. S.a.r.l 5.500%, 4/29/24	130	131
Envision Healthcare Corp. 4.300%, 12/1/23	49	50
Grifols Worldwide Operations Ltd. Tranche B, 3.436%, 1/31/25	75	75
HLF Financing S.a.r.l. Senior Lien, 6.726%, 2/15/23	93	94
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	145	146
lasis Healthcare LLC Tranche B-3, 5.296%, 2/17/21	10	10
MMM Holdings, Inc. 10.250%, 6/30/19	89	88
MPH Acquisition Holdings LLC 4.296%, 6/7/23	110	110
MSO of Puerto Rico, Inc. 10.250%, 6/30/19	65	64
NVA Holdings, Inc. Second Lien, 8.296%, 8/14/22	214	216
Quorum Health Corp. 7.976%, 4/29/22	222	223

		1,459

Industrials—0.2%
Advanced Disposal Services, Inc. 3.939%, 11/10/23	41	41
Navistar, Inc. Tranche B, 5.090%, 8/7/20	293	296
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	355	356
Zodiac Pool Solutions LLC Tranche B-1, First Lien, 5.296%, 12/20/23	254	256

		949

Information Technology—0.2%
First Data Corp. Tranche 2022-D, 3.466%, 7/8/22	331	330
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien, 4.172%, 11/3/23	306	306

	PAR VALUE		VALUE
Information Technology—(continued)
SS&C Technologies Holdings, Inc.
2017 Refinancing Tranche B-2, 3.476%, 7/8/22	$7		$7
2017 Refinancing Tranche B-1, 3.476%, 7/8/22	118		118

			761

Materials—0.1%
Anchor Glass Container Corp. First Lien, 4.407%, 12/7/23	43		43
CPI Acquisition, Inc. First Lien, 5.834%, 8/17/22	395		336
Ineos U.S. Finance LLC Tranche 2022, 3.976%, 3/31/22	15		14

			393

Real Estate—0.0%
Capital Automotive LP Tranche B-2, First Lien, 4.220%, 3/25/24	50		50

Telecommunication Services—0.0%
UPC Financing Partnership 3.909%, 4/15/25	150		150

Utilities—0.2%
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(14)	210		210
Helix Gen Funding LLC 4.960%, 6/3/24	10		10
NRG Energy, Inc. 3.546%, 6/30/23	264		264
Vistra Operations Co. LLC
3.976%, 8/4/23	169		167
Tranche C, 3.977%, 8/4/23	38		38

			689

TOTAL LOAN AGREEMENTS (Identified Cost $7,388)			7,368

	SHARES
PREFERRED STOCKS—1.4%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	610	(9)	625

Financials—1.0%
Bank of New York Mellon Corp. (The) Series E, 4.950%(3)	450	(9)	469
Citigroup, Inc. Series T, 6.250%(3)	605	(9)	671
JPMorgan Chase & Co. Series Z, 5.300%(3)	110	(9)	114
KeyCorp Series D, 5.000%(3)	490	(9)	499

See Notes to Schedules of Investments

8

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES		VALUE
Financials—(continued)
M&T Bank Corp. Series F, 5.125%(3)	490	(9)	$509
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	490	(9)	499
PNC Financial Services Group, Inc. (The) Series S, 5.000%(3)	490	(9)	505
Wells Fargo & Co. Series K, 7.980%(3)	730	(9)	761
Zions Bancorp 6.950%(3)	23,200		690

			4,717

Industrials—0.3%
General Electric Co. Series D, 5.000%(3)	1,273	(9)	1,351

TOTAL PREFERRED STOCKS (Identified Cost $6,189)			6,693

COMMON STOCKS—62.4%
Consumer Discretionary—13.8%
Amazon.com, Inc.(2)	10,360		10,028
Ctrip.com International Ltd. ADR(2)	66,990		3,608
Home Depot, Inc. (The)	30,350		4,656
IMAX Corp.(2)	68,640		1,510
Kroton Educacional S.A. Sponsored ADR	319,955		1,440
Las Vegas Sands Corp.	112,220		7,170
Netflix, Inc.(2)	36,260		5,418
NIKE, Inc. Class B	80,950		4,776
Priceline Group, Inc. (The)(2)	4,290		8,025
Ross Stores, Inc.	81,120		4,683
Sony Corp. Sponsored ADR	65,930		2,518
Starbucks Corp.	130,390		7,603
Subaru Corp. ADR	109,470		1,842
Walt Disney Co. (The)	18,600		1,976

			65,253

Consumer Staples—4.9%
British American Tobacco plc Sponsored ADR	29,185		2,000
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR(2)	105,620		2,065
Costco Wholesale Corp.	18,680		2,988
Marine Harvest ASA Sponsored ADR(2)	102,446		1,753
Monster Beverage Corp.(2)	156,370		7,768
Philip Morris International, Inc.	55,400		6,507

			23,081

Energy—2.9%
Cabot Oil & Gas Corp.	79,690		1,999

	SHARES	VALUE
Energy—(continued)
Core Laboratories N.V.	27,270	$2,762
Pioneer Natural Resources Co.	23,010	3,672
Schlumberger Ltd.	24,760	1,630
Statoil ASA Sponsored ADR	109,465	1,809
TechnipFMC plc(2)	57,762	1,571

		13,443

Financials—5.1%
Bank of America Corp.	256,890	6,232
BNP Paribas S.A. ADR	63,475	2,308
CaixaBank S.A. ADR	1,298,430	2,077
Charles Schwab Corp. (The)	76,560	3,289
DBS Group Holdings Ltd. Sponsored ADR	39,076	2,364
ING Groep N.V. Sponsored ADR	135,085	2,349
MarketAxess Holdings, Inc.	6,030	1,213
ORIX Corp. Sponsored ADR	29,482	2,298
UBS Group AG(2)	125,889	2,138

		24,268

Health Care—6.4%
Allergan plc	9,229	2,243
BioMarin Pharmaceutical, Inc.(2)	40,660	3,693
Celgene Corp.(2)	59,590	7,739
Danaher Corp.	41,630	3,513
HealthEquity, Inc.(2)	52,160	2,599
Icon plc(2)	25,908	2,534
Illumina, Inc.(2)	18,500	3,210
Zoetis, Inc.	74,700	4,660

		30,191

Industrials—5.8%
ACS Actividades de Construccion y Servicios S.A. ADR(2)	279,919	2,164
Airbus SE ADR	123,410	2,551
Ashtead Group plc ADR	31,550	2,629
CK Hutchison Holdings Ltd. ADR	169,563	2,124
Hitachi Ltd. ADR	30,230	1,864
Nidec Corp. Sponsored ADR	96,220	2,462
RELX plc Sponsored ADR	98,630	2,160
Rockwell Automation, Inc.	13,210	2,139
Roper Technologies, Inc.	19,530	4,522
Union Pacific Corp.	23,580	2,568

See Notes to Schedules of Investments

9

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Westinghouse Air Brake Technologies Corporation	24,932	$2,281

		27,464

Information Technology—20.2%
Accenture plc Class A	29,180	3,609
Activision Blizzard, Inc.	69,680	4,011
Alibaba Group Holding Ltd. Sponsored ADR(2)	89,700	12,639
Alphabet, Inc. Class A(2)	6,820	6,340
Amphenol Corp. Class A	88,680	6,546
Broadcom Ltd.	8,881	2,070
Check Point Software Technologies Ltd.(2)	19,115	2,085
CoStar Group, Inc.(2)	12,260	3,232
Facebook, Inc. Class A(2)	153,410	23,162
Gartner, Inc.(2)	22,810	2,817
NVIDIA Corp.	33,670	4,867
Paycom Software, Inc.(2)	56,300	3,852
SAP SE Sponsored ADR	20,021	2,096
Visa, Inc. Class A	89,270	8,372
Workday, Inc. Class A(2)	50,670	4,915
Yandex N.V. Class A(2)	186,250	4,887

		95,500

Materials—1.6%
Ecolab, Inc.	30,400	4,036
Fortescue Metals Group Ltd. Sponsored ADR	212,709	1,708
Toray Industries, Inc. ADR	115,549	1,943

		7,687

Real Estate—0.5%
Lendlease Group Sponsored ADR	195,820	2,522

Telecommunication Services—0.8%
Nippon Telegraph & Telephone Corp. ADR	39,352	1,854
Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	53,812	1,812

		3,666

Utilities—0.4%
Veolia Environnement S.A. ADR	89,602	1,901

TOTAL COMMON STOCKS (Identified Cost $251,879)		294,976

	SHARES	VALUE
AFFILIATED MUTUAL FUND—0.6%
Virtus Newfleet Credit Opportunities Fund Class R6(10)	287,054	$2,848

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $2,869)		2,848

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $421,443)		467,472

TOTAL INVESTMENTS—98.9% (Identified Cost $421,443)		467,472	(1)
Other assets and liabilities, net—1.1%		5,406

NET ASSETS—100.0%		$472,878

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $52,599 or 11.1% of net assets.

(5)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(6)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(7)	No contractual maturity date.
(8)	Interest payments may be deferred.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(11)	Illiquid security.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(14)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(15)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(16)	100% of the income received was in cash.

See Notes to Schedules of Investments

10

VIRTUS STRATEGIC ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	75%
China	4
Japan	3
France	2
United Kingdom	2
Ireland	1
Singapore	1
Other	12

Total	100%

†	% of total investments as of June 30, 2017.

See Notes to Schedules of Investments

11

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$9,236	$—	$9,236	$—
Corporate Bonds and Notes	87,309	—	86,762	547
Foreign Government Securities	6,458	—	6,458	—
Loan Agreements	7,368	—	7,368	—
Mortgage-Backed Securities	32,928	—	32,928	—
Municipal Bonds	6,272	—	6,272	—
U.S. Government Securities	13,384	—	13,384	—
Equity Securities:
Affiliated Mutual Fund	2,848	2,848	—	—
Common Stocks	294,976	294,976	—	—
Preferred Stocks	6,693	690	6,003	—

Total Investments	$467,472	$298,514	$168,411	$547

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total Value	Corporate Bonds and Notes		Loan Agreements
Balance as of March 31, 2017	$854	$557		$297
Accrued discount/(premium)	— (c)	—	(c)	— (c)
Realized Gain (loss)	6	—	(c)	6
Change in unrealized appreciation (depreciation)	(7)	—	(c)	(7)
Purchases	—	—		—
Sales(b)	(306)	(10)		(296)
Transfers into Level 3(a)(d)	—	—		—
Transfers from Level 3(a)(d)	—	—		—

Balance as of June 30, 2017	$547	$547		$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Note 1.625%, 2/15/26	$375		$356

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $357)			356

FOREIGN GOVERNMENT SECURITIES—5.0%
Argentine Republic
5.625%, 1/26/22	85		87
7.500%, 4/22/26	305		328
6.875%, 1/26/27	115		119
Series NY, 8.280%, 12/31/33	294		326
Bolivarian Republic of Venezuela
RegS 8.250%, 10/13/24(5)	40		17
RegS 7.650%, 4/21/25(5)	320		137
9.375%, 1/13/34	130		59
Dominican Republic 144A 6.875%, 1/29/26(4)	100		112
Federative Republic of Brazil
12.500%, 1/5/22	475	BRL	163
Treasury Note Series F, 10.000%, 1/1/23	570	BRL	170
8.500%, 1/5/24	390	BRL	117
Treasury Note Series F, 10.000%, 1/1/25	230	BRL	68
10.250%, 1/10/28	250	BRL	80
5.625%, 1/7/41	140		135
Kingdom of Bahrain 144A 7.000%, 10/12/28(4)	200		202
Kingdom of Jordan 144A 5.750%, 1/31/27(4)	200		199
Kingdom of Morocco 144A 5.500%, 12/11/42(4)	200		222
Provincia de Buenos Aires
144A 9.125%, 3/16/24(4)	150		169
144A 7.875%, 6/15/27(4)	235		244
Republic of Chile 5.500%, 8/5/20	95,000	CLP	152
Republic of Colombia
4.375%, 3/21/23	722,000	COP	220
9.850%, 6/28/27	157,000	COP	66
Republic of Costa Rica 144A 7.000%, 4/4/44(4)	200		208
Republic of Ecuador 144A 9.650%, 12/13/26(4)	200		201
Republic of El Salvador 144A 6.375%, 1/18/27(4)	260		235
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	1,670,000	IDR	136
Series FR56, 8.375%, 9/15/26	2,683,000	IDR	222
144A 4.350%, 1/8/27(4)	200		209
Republic of South Africa
Series R203, 8.250%, 9/15/17	1,125	ZAR	86

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES (continued)
Series R208, 6.750%, 3/31/21	$910	ZAR	$67
4.300%, 10/12/28	200		187
Republic of Turkey
6.250%, 9/26/22	200		217
7.375%, 2/5/25	75		87
4.875%, 10/9/26	485		478
6.000%, 3/25/27	200		213
4.875%, 4/16/43	200		177
Russian Federation
144A 7.850%, 3/10/18(4)	10,000	RUB	169
Series 6216, 6.700%, 5/15/19	10,000	RUB	166
Sultanate of Oman 144A 4.750%, 6/15/26(4)	235		231
Ukraine
144A 7.750%, 9/1/22(4)	120		121
144A 7.750%, 9/1/26(4)	160		156
United Mexican States
Series M, 6.500%, 6/9/22	2,041	MXN	112
4.750%, 3/8/44	70		70

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,371)			7,140

MORTGAGE-BACKED SECURITIES—4.7%
Agency—0.7%
FHLMC 3.500%, 4/1/46	224		230
FNMA
3.500%, 12/1/42	211		218
4.000%, 10/1/44	213		223
3.500%, 12/1/45	148		152
3.500%, 1/1/46	86		88
3.000%, 2/1/46	65		65

			976

Non-Agency—4.0%
American Homes 4 Rent Trust
14-SFR2, C 144A 4.705%, 10/17/36(4)	180		191
15-SFR2, C 144A 4.691%, 10/17/45(4)	205		218
15-SFR1, A 144A 3.467%, 4/17/52(4)	139		144
Ameriquest Mortgage Securities, Inc. Pass-Through Certificates, 03-AR3, M4 4.144%, 6/25/33(3)	115		114
AMSR Trust 16-SFR1, D 144A 3.609%, 11/17/33(3)(4)	145		147

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America Funding Trust 05-1, 1A1 5.500%, 2/25/35	$29	$29
Bank of America (Countrywide) Asset-Backed Certificates 05-1, AF5A 5.109%, 7/25/35(3)	155	161
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	133	137
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 15-200P, A 144A 3.218%, 4/14/33(4)	120	121
Bayview Opportunity Master Fund IIIb Trust 17-RN2, A1 144A 3.475%, 4/28/32(3)(4)	94	94
Bayview Opportunity Master Fund IVa Trust
16-SPL1, B1 144A 4.250%, 4/28/55(4)	120	124
17-SPL1, B1 144A 4.250%, 10/28/64(3)(4)	100	104
Bayview Opportunity Master Fund IVb Trust
16-SPL2, B1 144A 4.250%, 6/28/53(3)(4)	100	103
17-SPL3, B1 144A 4.250%, 11/28/53(3)(4)	110	115
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	37	36
15-A, A1 144A 3.500%, 6/25/58(3)(4)	109	112
Colony American Finance Ltd. 15-1, A 144A 2.896%, 10/15/47(4)	114	114
Colony Starwood Homes Trust 16-2A, C 144A 3.359%, 12/17/33(3)(4)	145	145
Credit Suisse Commercial Mortgage Trust 14-LVR2, A2 144A 3.842%, 4/25/44(3)(4)	54	56
Credit Suisse Commercial Mortgage-Backed Trust 06-08, 3A1 6.000%, 10/25/21	54	52
Credit Suisse Mortgage Loan Trust 15-1, B4 144A 3.893%, 5/25/45(3)(4)	96	90
Deephaven Residential Mortgage Trust 17-1A, A2 144A 2.928%, 12/26/46(3)(4)	88	88
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.495%, 12/15/34(3)(4)	130	132
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	49	50
GSR Mortgage Loan Trust 06-1F, 2A4 6.000%, 2/25/36	53	46
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(3)	24	25
06-HI1, M1 6.010%, 2/25/36(3)	26	26

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage Securities Trust 07-LDPX, AM 5.464%, 1/15/49(3)	$38	$38
JPMorgan Chase Mortgage Trust
14-1, 1A1 144A 4.000%, 1/25/44(3)(4)	105	108
16-1, M2 144A 3.750%, 4/25/45(3)(4)	106	108
16-2, M2 144A 3.750%, 12/25/45(3)(4)	205	208
11-C4, A4, 144A 4.388%, 7/15/46(4)	120	128
16-5, A1 144A 2.605%, 12/25/46(3)(4)	235	234
MASTR Alternative Loan Trust
05-5, 2A3 5.500%, 7/25/25	97	97
04-6, 7A1 6.000%, 7/25/34	179	180
05-2, 2A1 6.000%, 1/25/35	90	93
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(3)(4)	50	52
Mill City Mortgage Loan Trust 16-1, M1 144A 3.150%, 4/25/57(3)(4)	105	103
Motel 6 Trust 15-MTL6, D 144A 4.532%, 2/5/30(4)	100	100
New Residential Mortgage Loan Trust 17-2A, A3 144A 4.000%, 3/25/57(3)(4)	94	98
One Market Plaza Trust 17-1MKT, A 144A 3.614%, 2/10/32(4)	110	114
Resecuritization Pass-Through Trust 05-8R, A5 6.000%, 10/25/34	61	62
Residential Asset Mortgage Products Trust 05-SL2, A4 7.500%, 2/25/32	67	67
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	114	115
Sequoia Mortgage Trust 13-8, B1 3.533%, 6/25/43(3)	100	101
Towd Point Mortgage Trust
15-1, A2 144A 3.250%, 10/25/53(3)(4)	115	115
15-3, A1B 144A 3.000%, 3/25/54(3)(4)	130	131
15-6, M1 144A 3.750%, 4/25/55(3)(4)	100	101
15-5, A2 144A 3.500%, 5/25/55(3)(4)	100	102
15-2, 1M1 144A 3.250%, 11/25/60(3)(4)	345	345
Vericrest Opportunity Loan Trust LVI LLC 17-NPL3, A1 144A 3.500%, 3/25/47(3)(4)	101	101

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	$165	$166

		5,841

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $6,757)		6,817

ASSET-BACKED SECURITIES—1.5%
Carnow Auto Receivables Trust 16-1A, D 144A 7.340%, 11/15/21(4)	140	141
Chrysler Capital Auto Receivables Trust 16-BA, D 144A 3.510%, 9/15/23(4)	135	135
DB Master Finance LLC 15-1A, A2II 144A 3.980%, 2/20/45(4)	49	50
Drug Royalty III LP 1 16-1A, A 144A 3.979%, 4/15/27(4)	200	201
Exeter Automobile Receivables Trust
15-2A, C 144A 3.900%, 3/15/21(4)	175	178
14-3A, D 144A 5.690%, 4/15/21(4)	165	170
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	230	230
First Investors Auto Owner Trust 15-2A, E 144A 5.590%, 11/15/22(4)	170	171
Flagship Credit Auto Trust
15-1, D 144A 5.260%, 7/15/21(4)	200	207
14-1, E 144A 5.710%, 8/16/21(4)	130	133
Leaf Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(4)	105	103
Prosper Marketplace Issuance Trust 17-1A, B 144A 3.650%, 6/15/23(4)	137	138
Santander Drive Auto Receivables Trust 17-2, D 3.490%, 7/17/23	165	165
TGIF Funding LLC 17-1A, A2 144A 6.202%, 4/30/47(4)	140	141

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,152)		2,163

CORPORATE BONDS AND NOTES—19.3%
Consumer Discretionary—2.4%
American Greetings Corp. 144A 7.875%, 2/15/25(4)	55	60
Beazer Homes USA, Inc. 5.750%, 6/15/19	95	100
Cablevision Systems Corp. 5.875%, 9/15/22	160	168

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(14)	$39	$51
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	65	67
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	150	163
CalAtlantic Group, Inc.
5.250%, 6/1/26	80	83
5.000%, 6/15/27	85	85
Century Communities, Inc. 144A 5.875%, 7/15/25(4)	135	134
Charter Communications Operating LLC 4.908%, 7/23/25	135	146
Clear Channel Worldwide Holdings, Inc. Series B, 7.625%, 3/15/20	125	124
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(4)	105	105
Eldorado Resorts, Inc. 144A 6.000%, 4/1/25(4)	20	21
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(4)	115	120
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	80	81
Hilton Worldwide Finance LLC
144A 4.625%, 4/1/25(4)	25	26
144A 4.875%, 4/1/27(4)	25	26
Horton (D.R.), Inc. 4.750%, 2/15/23	85	92
iHeartCommunications, Inc. 9.000%, 12/15/19	70	55
Laureate Education, Inc. 144A 8.250%, 5/1/25(4)	30	32
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(4)	115	111
MDC Holdings, Inc. 5.500%, 1/15/24	160	169
Meritor, Inc. 6.750%, 6/15/21	60	62
PetSmart, Inc. 144A 8.875%, 6/1/25(4)	75	69
Pinnacle Entertainment, Inc. 144A 5.625%, 5/1/24(4)	65	68
QVC, Inc. 5.125%, 7/2/22	135	143
Scientific Games International, Inc.
6.625%, 5/15/21	110	109
144A 7.000%, 1/1/22(4)	110	117
Signet UK Finance plc 4.700%, 6/15/24	135	131
TI Group Automotive Systems LLC 144A 8.750%, 7/15/23(4)	95	101

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Toll Brothers Finance Corp. 4.875%, 11/15/25	$30	$31
TRI Pointe Group, Inc. 5.875%, 6/15/24	140	148
Vista Outdoor, Inc. 5.875%, 10/1/23	140	144
Wyndham Worldwide Corp. 4.500%, 4/1/27	135	139
Ziggo Secured Finance BV 144A 5.500%, 1/15/27(4)	150	153

		3,434

Consumer Staples—0.8%
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(4)	70	74
Dole Food Co., Inc. 144A 7.250%, 6/15/25(4)	100	104
ESAL GmbH 144A 6.250%, 2/5/23(4)	200	174
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(4)	85	85
MARB BondCo plc 144A 7.000%, 3/15/24(4)	200	193
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(4)	65	65
Post Holdings, Inc.
144A 5.000%, 8/15/26(4)	100	100
144A 5.750%, 3/1/27(4)	35	36
Rite Aid Corp. 144A 6.125%, 4/1/23(4)	120	118
Safeway, Inc. 7.250%, 2/1/31	95	89
Tops Holding LLC 144A 8.000%, 6/15/22(4)	120	99

		1,137

Energy—4.3%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(4)	110	116
Alta Mesa Holdings LP 144A 7.875%, 12/15/24(4)	85	86
American Midstream Partners LP 144A 8.500%, 12/15/21(4)	70	70
Anadarko Finance Co. Series B, 7.500%, 5/1/31	45	56
Anadarko Petroleum Corp. 6.600%, 3/15/46	85	105
Antero Resources Corp. 5.625%, 6/1/23	90	91
Archrock Partners LP 6.000%, 10/1/22	120	116
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(4)	70	71
Carrizo Oil & Gas, Inc. 6.250%, 4/15/23	120	115
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	145	162
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(4)	135	133
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21(12)	190	73

	PAR VALUE	VALUE
Energy—(continued)
CONSOL Energy, Inc. 5.875%, 4/15/22	$65	$64
Continental Resources, Inc. 4.500%, 4/15/23	60	57
Crestwood Midstream Partners LP 144A 5.750%, 4/1/25(4)	70	70
Denbury Resources, Inc. 5.500%, 5/1/22	65	36
Ecopetrol S.A. 5.375%, 6/26/26	300	312
Encana Corp.
3.900%, 11/15/21	60	61
8.125%, 9/15/30	65	83
Energy Transfer Equity LP 5.875%, 1/15/24	75	79
EP Energy LLC
6.375%, 6/15/23	90	53
144A 8.000%, 11/29/24(4)	95	95
FTS International, Inc. 6.250%, 5/1/22	90	73
Gazprom Neft OAO (Via GPN Capital) 144A 6.000%, 11/27/23(4)(7)	200	218
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	95	100
HollyFrontier Corp. 5.875%, 4/1/26	155	164
KazMunayGas National Co. 144A 6.375%, 4/9/21(4)	200	217
Kinder Morgan, Inc. 7.750%, 1/15/32	205	258
Matador Resources Co. 6.875%, 4/15/23	120	124
MEG Energy Corp. 144A 6.500%, 1/15/25(4)	80	73
MPLX LP 4.875%, 12/1/24	155	165
Nabors Industries, Inc. 144A 5.500%, 1/15/23(4)	165	156
Noble Holding International Ltd. 7.750%, 1/15/24	75	59
NuStar Logistics LP 5.625%, 4/28/27	60	63
Oasis Petroleum, Inc. 6.875%, 1/15/23	160	155
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(4)(12)	207	69
Parker Drilling Co. 7.500%, 8/1/20	190	165
Peabody Securities Finance Corp. 144A 6.000%, 3/31/22(4)	15	15
Petrobras Global Finance BV
5.375%, 1/27/21	120	122
8.375%, 5/23/21	60	67
8.750%, 5/23/26	310	356
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(4)	255	95
Petroleos Mexicanos 6.875%, 8/4/26	290	321

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
6.500%, 6/2/41	$195		$194
Regency Energy Partners LP
5.875%, 3/1/22	75		83
5.000%, 10/1/22	45		48
RSP Permian, Inc. 144A 5.250%, 1/15/25(4)	130		130
Sabine Oil & Gas Corp. 7.250%, 6/15/19(12)(13)(17)	185		1
SM Energy Co.
6.125%, 11/15/22	70		67
6.500%, 1/1/23	70		67
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	200		211
Transocean, Inc.
144A 9.000%, 7/15/23(4)	75		78
6.800%, 3/15/38	45		33
Ultra Resources, Inc.
144A 6.875%, 4/15/22(4)	6		6
144A 7.125%, 4/15/25(4)	30		30
Weatherford International Ltd. 144A 9.875%, 2/15/24(4)	45		47
YPF S.A. 144A 8.500%, 3/23/21(4)	95		106

			6,240

Financials—3.8%
Akbank TAS 144A 7.500%, 2/5/18(4)	600	TRY	166
Allstate Corp. (The) 5.750%, 8/15/53(3)(6)	125		137
Ally Financial, Inc. 5.750%, 11/20/25	90		95
Ares Capital Corp. 3.625%, 1/19/22	90		91
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(4)	200		206
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(4)	200		220
Banco de Bogota S.A. 144A 6.250%, 5/12/26(4)	200		213
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)(4)	190		209
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)(4)	65		72
Bank of America Corp. 4.200%, 8/26/24	167		173
Bonos del Banco Central de Chile en Pesos 4.500%, 6/1/20	35,000	CLP	55
Brookfield Finance LLC 4.000%, 4/1/24	100		103
Capital One Financial Corp. 3.750%, 7/28/26	135		132
Compass Bank 3.875%, 4/10/25	250		249

	PAR VALUE	VALUE
Financials—(continued)
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(4)	$250	$252
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	207
FS Investment Corp. 4.750%, 5/15/22	130	134
Genworth Holdings, Inc. 4.900%, 8/15/23	105	87
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(4)	200	215
ICAHN Enterprises LP
6.000%, 8/1/20	70	72
5.875%, 2/1/22	100	102
6.250%, 2/1/22	25	26
ING Groep N.V. 6.000%, 12/29/49(3)(6)(8)	200	205
iStar, Inc.
5.000%, 7/1/19	70	71
6.000%, 4/1/22	50	51
Jefferies Group LLC 4.850%, 1/15/27	40	42
Jpmorgan Chase & Co. 2.950%, 10/1/26	80	77
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200	212
Leucadia National Corp. 5.500%, 10/18/23	70	75
Navient Corp.
7.250%, 9/25/23	35	38
6.750%, 6/25/25	90	93
OM Asset Management plc 4.800%, 7/27/26	150	151
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(4)(7)	240	256
Prudential Financial, Inc.
5.875%, 9/15/42(3)	100	111
5.625%, 6/15/43(3)(6)	75	82
Sberbank of Russia 144A 5.500%, 2/26/24(3)(4)(7)	200	203
Springleaf Finance Corp. 6.125%, 5/15/22	40	42
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)(4)	150	152
Toronto-Dominion Bank (The) 3.625%, 9/15/31(3)	60	60
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(4)	200	200
Voya Financial, Inc. 5.650%, 5/15/53(3)	155	165

		5,502

Health Care—1.4%
Abbott Laboratories 3.750%, 11/30/26	135	138
Becton Dickinson & Co.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
3.363%, 6/6/24	$29	$29
3.700%, 6/6/27	170	170
Change Healthcare Holdings LLC 144A 5.750%, 3/1/25(4)	25	26
Community Health Systems, Inc.
6.875%, 2/1/22	65	57
6.250%, 3/31/23	20	21
Concordia International Corp. 144A 9.000%, 4/1/22(4)	35	27
DJO Finco, Inc. (DJO Finance LLC) 144A 8.125%, 6/15/21(4)	55	51
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(4)(16)	80	82
Endo Dac 144A 6.000%, 7/15/23(4)	140	118
Envision Healthcare Corp. 144A 6.250%, 12/1/24(4)	30	32
HCA, Inc. 5.250%, 6/15/26	55	59
Inventiv Group Holdings, Inc. 144A 7.500%, 10/1/24(4)	100	108
MEDNAX, Inc. 144A 5.250%, 12/1/23(4)	75	77
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(4)	120	128
Ortho-Clinical Diagnostics, Inc. 144A 6.625%, 5/15/22(4)	120	115
Surgery Center Holdings, Inc.
144A 8.875%, 4/15/21(4)	115	125
144A 6.750%, 7/1/25(4)	20	20
Team Health Holdings, Inc. 144A 6.375%, 2/1/25(4)	85	82
Tenet Healthcare Corp.
4.500%, 4/1/21	60	61
144A 7.500%, 1/1/22(4)	5	5
8.125%, 4/1/22	40	42
THC Escrow Corp. III
144A 5.125%, 5/1/25(4)	85	85
144A 7.000%, 8/1/25(4)	115	115
Valeant Pharmaceuticals International, Inc.
144A 6.375%, 10/15/20(4)	60	58
144A 7.500%, 7/15/21(4)	5	5
144A 5.625%, 12/1/21(4)	5	5
144A 6.500%, 3/15/22(4)	10	10
144A 7.250%, 7/15/22(4)	105	99

	PAR VALUE	VALUE
Health Care—(continued)
144A 7.000%, 3/15/24(4)	$15	$16

		1,966

Industrials—1.5%
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	80	80
CNH Industrial N.V. 4.500%, 8/15/23	95	101
Continental Airlines Pass-Through-Trust
99-2, C2 Series AMBC, 6.236%, 3/15/20	67	70
01-1, A1 6.703%, 6/15/21	46	49
DP World Ltd. 144A 6.850%, 7/2/37(4)	100	117
Embraer Netherlands Finance BV 5.400%, 2/1/27	65	68
GATX Corp. 3.250%, 9/15/26	25	24
Great Lakes Dredge & Dock Corp 144A 8.000%, 5/15/22(4)	80	81
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	138	141
Hertz Corp. (The) 144A 7.625%, 6/1/22(4)	75	75
Hillman Group, Inc. (The) 144A 6.375%, 7/15/22(4)	65	62
Latam Finance Ltd. 144A 6.875%, 4/11/24(4)	200	203
Masco Corp. 5.950%, 3/15/22	99	112
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(4)	10	11
Owens Corning 3.400%, 8/15/26	120	118
Park Aerospace Holdings Ltd.
144A 5.250%, 8/15/22(4)	35	37
144A 5.500%, 2/15/24(4)	65	68
Pitney Bowes, Inc. 3.875%, 5/15/22	157	157
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(4)	60	65
Standard Industries, Inc. 144A 5.500%, 2/15/23(4)	40	42
TransDigm, Inc. 6.500%, 5/15/25	50	51
UAL Pass-Through-Trust 07-01, A 6.636%, 7/2/22	151	164
United Airlines Pass-Through Trust 14-1, B 4.750%, 4/11/22	77	80
Wheels Up Finance I LLC Series A, 7.702%, 6/1/24(3)(13)	169	168

		2,144

Information Technology—0.6%
Arrow Electronics, Inc. 3.875%, 1/12/28	135	134
Blackboard, Inc. 144A 9.750%, 10/15/21(4)	98	92
Broadcom Corp. 144A 3.000%, 1/15/22(4)	45	45

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
144A 3.625%, 1/15/24(4)	$110	$113
Dell International LLC
144A 5.450%, 6/15/23(4)	30	33
144A 8.100%, 7/15/36(4)	60	76
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(4)	160	170
Radiate Holdco LLC 144A 6.625%, 2/15/25(4)	165	165

		828

Materials—2.0%
AK Steel Corp.
7.500%, 7/15/23	80	86
7.000%, 3/15/27	110	114
Aleris International, Inc. 144A 9.500%, 4/1/21(4)	70	72
Alpek SAB de C.V. 144A 5.375%, 8/8/23(4)	260	278
ArcelorMittal 6.125%, 6/1/25	175	196
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(4)(6)	205	234
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(4)	85	90
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	70	72
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(4)	60	68
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	107
Glencore Funding LLC 144A 4.000%, 3/27/27(4)	165	162
Kraton Polymers LLC 144A 7.000%, 4/15/25(4)	195	205
NOVA Chemicals Corp.
144A 4.875%, 6/1/24(4)	60	60
144A 5.000%, 5/1/25(4)	130	129
Owens-Brockway Glass Container, Inc. 144A 6.375%, 8/15/25(4)	110	123
Rusal Capital DAC 144A 5.125%, 2/2/22(4)	200	200
Severstal OAO Via Steel Capital S.A. 144A 3.850%, 8/27/21(4)(7)	200	202
Standard Industries, Inc. 144A 6.000%, 10/15/25(4)	95	102
Vale Overseas Ltd.
5.875%, 6/10/21	105	113
6.250%, 8/10/26	85	92
Vedanta Resources plc 144A 6.000%, 1/31/19(4)	200	207
Venator Finance S.a.r.l (Venator Materials Corp.) 144A 5.750%, 7/15/25(4)	25	25

		2,937

	PAR VALUE		VALUE
Real Estate—0.7%
EPR Properties
4.750%, 12/15/26	$60		$62
4.500%, 6/1/27	75		75
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(4)	120		124
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	70		69
Hospitality Properties Trust 4.950%, 2/15/27	85		89
MPT Operating Partnership LP 5.500%, 5/1/24	90		94
Physicians Realty LP 4.300%, 3/15/27	140		142
Select Income REIT 4.500%, 2/1/25	165		165
Uniti Group, Inc. (Communications Sales & Leasing, Inc.) 144A 7.125%, 12/15/24(4)	170		169

			989

Telecommunication Services—0.9%
America Movil SAB de C.V. Series 12, 6.450%, 12/5/22	2,000	MXN	104
AT&T, Inc.
4.250%, 3/1/27	85		88
5.250%, 3/1/37	30		32
4.800%, 6/15/44	110		109
5.650%, 2/15/47	55		61
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200		187
Frontier Communications Corp.
6.250%, 9/15/21	75		67
10.500%, 9/15/22	130		124
GTH Finance BV 144A 7.250%, 4/26/23(4)	200		220
Qwest Corp. 7.250%, 9/15/25	80		89
Sprint Communications, Inc. 6.000%, 11/15/22	150		159
Windstream Corp. 7.750%, 10/1/21	85		80

			1,320

Utilities—0.9%
AmeriGas Partners LP 5.500%, 5/20/25	65		66
Dynegy, Inc. 7.375%, 11/1/22	130		128
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(4)	200		204
Exelon Corp. 3.497%, 6/1/22	160		164
Ferrellgas Partners LP
144A 8.625%, 6/15/20(4)	25		24
6.750%, 6/15/23	135		126
Lamar Funding Ltd. 144A 3.958%, 5/7/25(4)	200		187
Majapahit Holding BV 144A 7.750%, 1/20/20(4)	145		162

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Talen Energy Supply LLC 144A 4.625%, 7/15/19(4)	$22	$22
TerraForm Power Operating LLC 144A 6.375%, 2/1/23(3)(4)	160	166

		1,249

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $27,885)		27,746

LOAN AGREEMENTS(3)—4.0%
Consumer Discretionary—0.9%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, 4.420%, 7/23/21	60	57
Tranche, Second Lien, 7.796%, 7/25/22	113	108
Bass Pro Group LLC 6.296%, 12/15/23	140	136
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 1.500%, 10/31/17(14)	42	54
Tranche B-6, 1.500%, 3/1/20(14)	37	44
0.000%, 4/4/24(9)	35	35
Caesars Entertainment Resort Properties LLC Tranche B, 4.545%, 10/11/20	148	149
Caesars Growth Properties Holdings LLC 2017 Tranche, First Lien, 4.226%, 5/8/21	72	72
Gateway Casinos & Entertainment Ltd. Tranche B-1, 5.046%, 2/22/23	25	25
Harbor Freight Tools USA, Inc. 2016 4.476%, 8/18/23	67	67
Laureate Education, Inc. Tranche 2024, 5.726%, 4/26/24	97	97
Leslie’s Poolmart, Inc. Tranche B-1, 4.871%, 8/16/23	61	61
Playa Resorts Holding B.V. 4.170%, 4/29/24	20	20
Seminole Tribe of Florida, Inc. Tranche B, 0.000%, 6/26/24(9)	85	85
U.S. Farathane LLC Tranche B-3, 5.296%, 12/23/21	90	91
UFC Holdings LLC Tranche, First Lien, 4.470%, 8/18/23	77	78
Vivid Seats LLC Tranche B, 0.000%, 6/23/24(9)	40	40

		1,219

Consumer Staples—0.3%
Albertson’s LLC 2017-1, Tranche B-4, 3.976%, 8/25/21	118	117

	PAR VALUE	VALUE
Consumer Staples—(continued)
Chobani LLC First Lien, 5.476%, 10/10/23	$28	$28
Galleria Co. Tranche B, 4.250%, 9/29/23	44	44
JBS USA Lux S.A. 5.750%, 10/30/22	40	39
Kronos, Inc. Second Lien, 9.420%, 11/1/24	38	39
Milk Specialties Co. 5.296%, 8/16/23	111	112
TKC Holdings, Inc. First Lien, 5.376%, 2/1/23	80	80

		459

Energy—0.3%
California Resources Corp. 11.534%, 12/31/21	80	84
Chesapeake Energy Corp. Tranche A, 8.686%, 8/23/21	24	25
Contura Energy, Inc. Tranche, 6.230%, 3/18/24	85	82
Jonah Energy LLC Second Lien, 7.726%, 5/12/21	106	101
Peabody Energy Corp. 2017 5.726%, 3/31/22	70	70
Seadrill Operating LP 4.296%, 2/21/21	101	64
Ultra Resources, Inc. 4.117%, 4/12/24	60	60

		486

Financials—0.2%
Focus Financial Partners LLC 0.000%, 5/22/24(9)	15	15
Lonestar Intermediate Super Holdings LLC Tranche, 10.226%, 8/31/21	90	93
Walter Investment Management Corp. Tranche B, 4.976%, 12/18/20	128	116

		224

Health Care—0.5%
21st Century Oncology Holdings, Inc. Tranche B, 7.425%, 4/30/22(14)	31	29
American Renal Associates, Inc. Tranche B, 4.466%, 6/15/24	33	33
Change Healthcare Holdings, Inc. 3.976%, 3/1/24	60	60
CHG Healthcare Services, Inc. First Lien, 4.422%, 6/7/23	97	98
Endo Luxembourg Finance Co. S.a.r.l 5.500%, 4/29/24	40	40
Envision Healthcare Corp. 4.300%, 12/1/23	15	15
HLF Financing S.a.r.l. Senior Lien, Tranche 6.726%, 2/15/23	39	39
Inventiv Group Holdings, Inc. 4.952%, 11/9/23	43	43
MMM Holdings, Inc. Tranche, 10.250%, 6/30/19	39	38
MPH Acquisition Holdings LLC 4.296%, 6/7/23	40	40

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
MSO of Puerto Rico, Inc. Tranche, 10.250%, 6/30/19	$28	$28
NVA Holdings, Inc. Tranche, Second Lien, 8.296%, 8/14/22	110	111
Quorum Health Corp. Tranche, 7.976%, 4/29/22	48	48
U.S. Renal Care, Inc. First Lien, 5.546%, 12/30/22	119	115

		737

Industrials—0.4%
84 Lumber Co. 6.966%, 10/25/23	79	79
Navistar, Inc. Tranche B, 5.090%, 8/7/20	89	90
PAE Holding Corp. First Lien, 6.726%, 10/20/22	50	50
Sedgwick Claims Management Services, Inc. Second Lien, 6.952%, 2/28/22	210	211
Transdigm, Inc. Tranche F, 0.000%, 6/9/23(9)	110	110
Zodiac Pool Solutions LLC Tranche B-1, First Lien, 5.296%, 12/20/23	40	40

		580

Information Technology—0.5%
Applied Systems, Inc. Second Lien, 7.796%, 1/24/22	50	51
Blackboard, Inc. Tranche B-4, First Lien, 6.158%, 6/30/21	96	95
Everi Payments, Inc. Tranche B, 5.754%, 5/9/24	35	35
First Data Corp. 2022-D 3.466%, 7/8/22	144	143
NAB Holdings LLC 0.000%, 6/14/24(9)	50	50
Presidio LLC Tranche B, 4.525%, 2/2/22	95	95
Rackspace Hosting, Inc. 2017 Refinancing Tranche B, First Lien, 4.172%, 11/3/23	53	53
Sungard Availability Services Capital, Inc. Tranche B, 6.226%, 3/29/19	110	109
Veritas US, Inc. Tranche B, 5.796%, 1/27/23	124	124

		755

Materials—0.5%
Anchor Glass Container Corp.
First Lien, 4.407%, 12/7/23	35	35
Tranche, Second Lien, 8.810%, 12/7/24	38	39
CPG International LLC 5.046%, 5/5/24	90	90
CPI Acquisition, Inc. Tranche, First Lien, 5.834%, 8/17/22	152	129
DuBois Chemicals, Inc.

	PAR VALUE		VALUE
Materials—(continued)
First Lien, 4.000%, 3/15/24	$5		$5
First Lien, 4.909%, 3/15/24	20		20
Ineos U.S. Finance LLC New 2022, 3.976%, 3/31/22	11		11
KMG Chemicals, Inc. 5.409%, 6/15/24	25		25
MacDermid, Inc. Tranche B-5, 4.726%, 6/7/20	84		85
New Arclin U.S. Holdings Corp. First Lien, Tranche 5.670%, 2/14/24	55		55
Omnova Solutions, Inc. Tranche B-2, 5.476%, 8/25/23	118		119
PQ Corp. Tranche B-1, 5.476%, 11/4/22	24		24

			637

Real Estate—0.0%
Capital Automotive LP Tranche B, Second Lien, 7.220%, 3/24/25	40		41

Telecommunication Services—0.1%
Securus Technologies Holdings, Inc.
0.000%, 6/20/24(9)	110		110
Tranche, Second Lien, 0.000%, 6/20/25(9)	60		60

			170

Utilities—0.3%
APLP Holdings LP Tranche, 5.476%, 4/13/23	126		126
Energy Future Intermediate Holding Co. LLC 0.000%, 6/23/18(9)	100		100
Helix Gen Funding LLC Tranche, 4.960%, 6/3/24	5		5
Talen Energy Supply LLC 5.226%, 4/15/24	70		65
Vistra Operations Co. LLC
3.976%, 8/4/23	64		63
Tranche C, 3.977%, 8/4/23	15		15

			374

TOTAL LOAN AGREEMENTS (Identified Cost $5,692)			5,682

	SHARES
PREFERRED STOCKS—1.2%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(3)(4)	200	(10)	205

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES		VALUE
Financials—0.9%
Citigroup, Inc. Series J, 7.125%(3)	7,400		$221
JPMorgan Chase & Co. Series V, 5.000%(3)	80	(10)	82
JPMorgan Chase & Co. Series Z, 5.300%(3)	35	(10)	36
KeyCorp Series D, 5.000%(3)	145	(10)	148
M&T Bank Corp. Series F, 5.125%(3)	70	(10)	73
PNC Financial Services Group, Inc. (The) Series R, 4.850%(3)	155	(10)	158
PNC Financial Services Group, Inc. (The) Series S, 5.000%(3)	145	(10)	149
Wells Fargo & Co. Series K, 7.980%(3)	165	(10)	172
Zions Bancorp 6.950%(3)	6,400		190

			1,229

Industrials—0.2%
General Electric Co. Series D, 5.000%(3)	227	(10)	241

TOTAL PREFERRED STOCKS (Identified Cost $1,573)			1,675

COMMON STOCKS—62.0%
Consumer Discretionary—13.5%
Amazon.com, Inc.(2)	3,050		2,952
Ctrip.com International Ltd. ADR(2)	19,700		1,061
Home Depot, Inc. (The)	8,930		1,370
IMAX Corp.(2)	22,360		492
Kroton Educacional S.A. Sponsored ADR	105,265		474
Las Vegas Sands Corp.	33,010		2,109
Netflix, Inc.(2)	10,660		1,593
NIKE, Inc. Class B	23,810		1,405
Priceline Group, Inc. (The)(2)	1,250		2,338
Ross Stores, Inc.	23,860		1,378
Sony Corp. Sponsored ADR	21,790		832
Starbucks Corp.	38,360		2,237
Subaru Corp. ADR	35,791		602
Walt Disney Co. (The)	5,470		581

			19,424

Consumer Staples—4.9%
British American Tobacco plc Sponsored ADR	9,560		655
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR(2)	34,320		671
Costco Wholesale Corp.	5,490		878
Marine Harvest ASA Sponsored ADR(2)	33,415		572
Monster Beverage Corp.(2)	46,000		2,285

	SHARES	VALUE
Consumer Staples—(continued)
Philip Morris International, Inc.	16,300	$1,915

		6,976

Energy—2.8%
Cabot Oil & Gas Corp.	23,440	588
Core Laboratories N.V.(19)	8,020	812
Frontera Energy Corp.(2)	920	24
Pioneer Natural Resources Co.	6,770	1,080
Schlumberger Ltd.	7,280	479
Statoil ASA Sponsored ADR	36,005	595
TechnipFMC plc(2)	18,995	517

		4,095

Financials—5.3%
Bank of America Corp.	75,570	1,833
BNP Paribas S.A. ADR	20,865	759
CaixaBank S.A. ADR	423,595	678
Charles Schwab Corp. (The)	22,520	967
DBS Group Holdings Ltd. Sponsored ADR	12,778	773
ING Groep N.V. Sponsored ADR	44,429	773
MarketAxess Holdings, Inc.	1,770	356
ORIX Corp. Sponsored ADR	9,640	751
UBS Group AG(2)	41,069	697

		7,587

Health Care—6.3%
Allergan plc	3,010	732
BioMarin Pharmaceutical, Inc.(2)	11,960	1,086
Celgene Corp.(2)	17,530	2,277
Danaher Corp.	12,250	1,034
HealthEquity, Inc.(2)	15,330	764
Icon plc(2)	8,452	826
Illumina, Inc.(2)	5,430	942
Zoetis, Inc.	21,970	1,370

		9,031

Industrials—6.0%
ACS Actividades de Construccion y Servicios S.A. ADR(2)	91,518	708
Airbus SE ADR	41,020	848
Ashtead Group plc ADR	10,320	860
CK Hutchison Holdings Ltd. ADR	55,350	693
Hitachi Ltd. ADR	9,975	615
Nidec Corp. Sponsored ADR	31,310	801
RELX plc Sponsored ADR	32,040	702

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Rockwell Automation, Inc.	3,890	$630
Roper Technologies, Inc.	5,750	1,331
Union Pacific Corp.	6,940	756
Westinghouse Air Brake Technologies Corporation	7,333	671

		8,615

Information Technology—19.7%
Accenture plc Class A	8,580	1,061
Activision Blizzard, Inc.	20,500	1,180
Alibaba Group Holding Ltd. Sponsored ADR(2)	26,380	3,717
Alphabet, Inc. Class A(2)	2,010	1,869
Amphenol Corp. Class A	26,080	1,925
Broadcom Ltd.	2,897	675
Check Point Software Technologies Ltd.(2)	6,300	687
CoStar Group, Inc.(2)	3,610	951
Facebook, Inc. Class A(2)	45,130	6,814
Gartner, Inc.(2)	6,710	829
NVIDIA Corp.	9,870	1,427
Paycom Software, Inc.(2)	16,560	1,133
SAP SE Sponsored ADR	6,532	684
Visa, Inc. Class A	26,260	2,463
Workday, Inc. Class A(2)	14,910	1,446
Yandex N.V. Class A(2)	54,790	1,438

		28,299

Materials—1.7%
Ecolab, Inc.	8,940	1,187
Fortescue Metals Group Ltd. Sponsored ADR	69,545	558
Toray Industries, Inc. ADR	37,703	634

		2,379

Real Estate—0.6%
Lendlease Group Sponsored ADR	64,425	830

Telecommunication Services—0.8%
Nippon Telegraph & Telephone Corp. ADR	12,866	606
Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR	17,543	591

		1,197

Utilities—0.4%
Veolia Environnement S.A. ADR	29,219	620

TOTAL COMMON STOCKS (Identified Cost $76,008)		89,053

	SHARES	VALUE
AFFILIATED MUTUAL FUND—1.1%
Virtus Newfleet Credit Opportunities Fund Class R6(11)	157,261	$1,560

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,572)		1,560

TOTAL LONG TERM INVESTMENTS—99.1% (Identified Cost $129,367)		142,192	(15)

SECURITIES LENDING COLLATERAL—0.5%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) - Institutional Shares (seven-day effective yield 1.160%)(11)(18)	778,414	778

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $778)		778

TOTAL INVESTMENTS—99.6% (Identified Cost $130,145)		142,970	(1)
Other assets and liabilities, net—0.4%		612

NET ASSETS—100.0%		$143,582

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2017, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2017.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $22,707 or 15.8% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

JUNE 30, 2017

(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date.
(9)	This loan will settle after June 30, 2017, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(10)	Value shown as par value.
(11)	Shares of this fund are publicly offered and its prospectus and annual report are publicly available.
(12)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(13)	Illiquid security.
(14)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(15)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(16)	100% of the income received was in cash.
(17)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(18)	Represents security purchased with cash collateral received for securities on loan.
(19)	All or a portion of security is on loan.

See Notes to Schedules of Investments

VIRTUS TACTICAL ALLOCATION FUND

SCHEDULE OF INVESTMENTS (Unaudited)

JUNE 30, 2017

Country Weightings †
United States	67%
Japan	3
China	3
Brazil	2
France	2
United Kingdom	2
Russia	2
Other	19

Total	100%

† % of total investments as of June 30, 2017.

See Notes to Schedules of Investments

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2017 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,163	$—	$2,163	$—
Corporate Bonds and Notes	27,746	—	27,577	169
Foreign Government Securities	7,140	—	7,140	—
Loan Agreements	5,682	—	5,682	—
Mortgage-Backed Securities	6,817	—	6,817	—
U.S. Government Securities	356	—	356	—
Equity Securities:
Affiliated Mutual Fund	1,560	1,560	—	—
Common Stocks	89,053	89,053	—	—
Preferred Stocks	1,675	411	1,264	—
Securities Lending Collateral	778	778	—	—

Total Investments	$142,970	$91,802	$50,999	$169

There were no transfers between Level 1 and Level 2 related to securities held at June 30, 2017.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total Value	Corporate Bonds and Notes		Loan Agreements

Balance as of March 31, 2017	$318	$171		$147
Accrued discount/(premium)	— (c)	—	(c)	— (c)
Realized Gain (loss)	(76)	—	(c)	(76)
Change in unrealized appreciation (depreciation)	74	—	(c)	74
Purchases	—	—		—
Sales(b)	(68)	(2)		(66)
Transfers into Level 3(a)(d)	—	—		—
Transfers from Level 3(a)(d)	(79)	—		(79)

Balance as of June 30, 2017	$169	$169		$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2017, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers from Level 3 are due to an increase in trading activities at period end. Transfers into Level 3 are due to a decrease in trading activities at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED)

JUNE 30, 2017

NOTE 1 — SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Equity Trust (the “Trust”), a trust consisting of 11 diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Fair valuations are reviewed quarterly by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2017

the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Options contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Funds may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Fund anticipates a significant market or sector advance. The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may use options contracts to hedge against changes in the values of equities. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2017

loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadviser to accurately predict risk.

D. SECURITIES LENDING

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At June 30, 2017, the following Funds had securities on loan:

	Market Value	Cash Collateral
Contrarian Value Fund	$4,603	$4,736
KAR Capital Growth Fund	5,305	5,338
KAR Global Quality Dividend Fund	3,442	3,522
KAR Mid-Cap Core Fund	3,176	3,220
KAR Mid-Cap Growth Fund	7,397	7,530
KAR Small-Cap Core Fund	49,159	49,789
KAR Small-Cap Growth Fund	49,509	50,199
Tactical Allocation Fund	774	778

NOTE 2 — ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2017

where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the applicable Fund.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At June 30, 2017, the Strategic Allocation Fund and Tactical Allocation Fund aggregate values of illiquid securities were $547 and $169, or 0.1% and 0.1% of the Fund’s net assets, respectively. These securities have been identified on the Schedule of Investments.

At June 30, 2017, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3 — FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At June 30, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Contrarian Value Fund	$116,740	$71,299	$(8,186)	$63,113
KAR Capital Growth Fund	261,445	198,667	(2,377)	196,290
KAR Global Quality Dividend Fund	57,190	4,337	(1,076)	3,261
KAR Mid-Cap Core Fund	89,560	15,710	(477)	15,233
KAR Mid-Cap Growth Fund	63,049	37,287	(1,715)	35,572
KAR Small-Cap Core Fund	423,402	155,221	(9,020)	146,201
KAR Small-Cap Growth Fund	865,413	208,155	(4,521)	203,634
KAR Small-Cap Value Fund	266,047	108,407	(8,804)	99,603
Rampart Enhanced Core Equity Fund – Investments (Including Purchased Options)	165,393	4,887	(1,394)	3,493
Rampart Enhanced Core Equity Fund – Written Options	(513)	177	(50)	127
Strategic Allocation Fund	422,365	49,481	(4,374)	45,107
Tactical Allocation Fund	130,344	15,210	(2,584)	12,626

NOTE 4 — REGULATORY MATTERS AND LITIGATION

From time to time, the Trust, the Funds’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ Adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS EQUITY TRUST

NOTES TO SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2017

NOTE 5 — SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Virtus Equity Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    8/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date    8/29/2017

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date    8/29/2017

* Print the name and title of each signing officer under his or her signature.